================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   11/30

Date of reporting period:   5/31/04


================================================================================

Item 1.  Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2004.

       This piece must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/04

                                A SHARES               B SHARES               C SHARES
                             since 01/02/86         since 07/20/92         since 12/10/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%.                 4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              6.53%       6.25%      5.66%       5.66%      4.91%       4.91%

10-year                      6.04        5.53       5.57        5.57       5.25        5.25

5-year                       4.05        3.04       3.27        3.04       3.28        3.28

1-year                       4.18       -0.79       3.39       -0.53       3.40        2.42

6-month                      1.25       -3.59       0.87       -3.06       0.87       -0.11
--------------------------------------------------------------------------------------------

30-Day SEC Yield                       5.71                   5.24                   5.25

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since-inception return and 10-year return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. The since-inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

Van Kampen High Yield Municipal Fund is managed by the adviser's Municipal Fixed Income team. Current team members include Wayne D. Godlin, Executive Director, and James D. Phillips, Vice President.(1)

MARKET CONDITIONS

During the first four months of the reporting period, the municipal bond market was relatively quiet. Despite robust economic growth, inflation and job growth remained low, which led the Federal Open Market Committee (the Fed) to maintain its accommodative stance. As a result, yields remained low across the municipal curve.

In April and May, however, the market became quite choppy. Unexpectedly high job payroll numbers--one of the most important economic indicators affecting the bond markets--combined with climbing oil prices and growing tensions in Iraq to hit the credit markets hard, driving bond yields up and prices down. By the end of May, however, the market began to stabilize again.

The supply of municipal bonds remained relatively high throughout the reporting period. Municipalities continued to issue new bonds to take advantage of sustained low interest rates. In addition, California voters approved a referendum that gave the green light to roughly $15 billion in state economic-improvement bonds that began to come to market in early June. The market's anticipation of these new issues, along with the ongoing build up in inventory, helped fuel the municipal bond market's decline late in the period.

Overall, the high-yield segment of the municipal market outperformed the investment-grade segment during the period. This outperformance was primarily due to the lower duration (or sensitivity to interest-rate changes) of most high-yield bonds and to tightening credit spreads (the incremental yield difference between lower- and higher-rated bonds), which helped to hold up the prices of high-yield bonds more so than high-grade bonds. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index, for the six-month period ended May 31, 2004. (Class A shares, unadjusted for sales charge. See table below.) The fund's greater emphasis on lower-rated, high-yield bonds relative to the index helped to drive its outperformance. As of the end of the period, 74 percent of the fund's long-term holdings were in high-yield bonds.

In an effort to boost the fund's yields, we increased the fund's exposure to BBB-rated bonds. The back up in yields during the period created a good opportunity for us to add value there. In keeping with our long-standing strategy of focusing on essential-service sectors of the market, we allocated those assets primarily among health-care, higher-education, industrial-development, and life-care bonds. We also continued to emphasize utility-district bonds--a sector that we believe will be well supported by continued housing development in the South and Southwest. This position also added to performance.

We kept the fund's duration (sensitivity to interest-rate changes) within our target range of eight to nine years. This proved more challenging during the reporting period; with interest rates so low, it was harder for us to find higher-coupon bonds, which have a lower duration than low-coupon bonds, to add to the portfolio. Should interest rates rise this year, as many are anticipating they will, we may increase the fund's average coupon. This would have the effect of lowering the portfolio's duration, and therefore, help to minimize the risk of declining prices.

As always, we maintained a high level of diversification within the fund. As of May 31, 2004, there were over 1,200 bonds in the portfolio. Keeping the portfolio highly diversified is an important component of our strategy--a largely defensive strategy that has served the fund well in the past, especially in bear markets, and contributed to its strong historical performance.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING MAY 31, 2004

-----------------------------------------------------------
                                     LEHMAN BROTHERS
                                     MUNICIPAL BOND
      CLASS A   CLASS B   CLASS C         INDEX

       1.25%     0.87%     0.87%         -0.22%
-----------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and an index definition.

As part of our ongoing commitment to our shareholders, the fund remained closed to new investors throughout the reporting period. While we have not experienced difficulty in finding investments that meet our rigorous investment criteria, keeping the fund closed has helped to ensure that we can continue to put investment dollars to work effectively. We will continue to monitor the market closely and evaluate whether any changes merit the fund's reopening.

TOP 5 SECTORS AS OF 5/31/04                 RATINGS ALLOCATION AS OF 5/31/04
Health Care                  22.6%          AAA/Aaa                            1.9%
Continuing Care              19.1           AA/Aa                              2.0
Industrial Revenue           16.4           A/A                                6.0
Tax District                 12.5           BBB/Baa                           16.5
Multi-Family Housing          5.7           BB/Ba                              6.0
                                            B/B                                6.5
TOP 5 STATES AS OF 5/31/04                  CC/Ca                              0.2
Florida                      11.6%          Non-Rated                         60.9
Pennsylvania                  7.3
Illinois                      7.0
Texas                         7.0
Massachusetts                 5.8

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  98.6%
          ALABAMA  1.2%
$1,000    Alabama Spl Care Fac Fin Auth Methodist Home
          for the Aging..................................  6.300%   06/01/24   $      866,470
 4,500    Alabama St Indl Dev Auth Solid Waste Disp Rev
          Pine City Fiber Co.............................  6.450    12/01/23        4,408,155
 8,055    Alabama St Indl Dev Auth Solid Waste Disp Rev
          Pine City Fiber Co (GTY AGMT: Boise Cascade
          Corp.).........................................  6.450    12/01/23        7,907,835
 4,000    Colbert Cnty Northwest Auth Hlth Care Fac......  5.750    06/01/27        3,714,000
 3,280    Courtland, AL Indl Dev Brd Environmental Impt
          Rev Intl Paper Co Proj Ser A Rfdg..............  5.800    05/01/22        3,292,103
 7,000    Courtland, AL Indl Dev Brd Environmental Impt
          Rev Intl Paper Co Ser B........................  6.250    08/01/25        7,121,380
 1,235    Courtland, AL Indl Dev Brd Solid Waste Disp
          Champion Intl Corp Proj Rfdg...................  6.000    08/01/29        1,234,876
 2,460    Huntsville Carlton Cove, AL Carlton Cove Inc
          Proj Ser A.....................................  8.000    11/15/19        1,746,600
 5,000    Huntsville Carlton Cove, AL Carlton Cove Inc
          Proj Ser A.....................................  8.125    11/15/31        3,550,000
 4,000    Huntsville Redstone Vlg, AL Spl Care Fac Fin
          Auth Ser A.....................................  8.125    12/01/26        3,941,120
 7,500    Huntsville Redstone Vlg, AL Spl Care Fac Fin
          Auth Ser A.....................................  8.250    12/01/32        7,374,000
 1,250    Phenix Cnty, AL Environmental Impt Rev Rfdg....  6.350    05/15/35        1,291,712
                                                                               --------------
                                                                                   46,448,251
                                                                               --------------
          ALASKA  0.4%
   830    Alaska Indl Dev & Expt Auth Upper Lynn Canal
          Regl Pwr (AMT).................................  5.800    01/01/18          724,723
 3,545    Alaska Indl Dev & Expt Auth Upper Lynn Canal
          Regl Pwr (AMT).................................  5.875    01/01/32        2,874,924
 2,000    Alaska Indl Dev & Expt Auth Williams Lynks AK
          Cargoport (AMT) (Acquired 05/17/01, Cost
          $2,000,000) (a)................................  8.125    05/01/31        2,046,920
 7,900    Juneau, AK City & Boro Nonrecourse Saint Anns
          Care Ctr Proj..................................  6.875    12/01/25        7,739,472
                                                                               --------------
                                                                                   13,386,039
                                                                               --------------
          ARIZONA  3.8%
 1,415    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
          Network........................................  6.375    12/01/37        1,446,328
 5,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
          A..............................................  7.500    11/15/23        5,000,150
 9,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
          A..............................................  7.750    11/15/33        9,063,360
 3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
          Grande Regl Med Ctr Ser A......................  7.125    12/01/24        3,011,070
 6,850    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
          Grande Regl Med Ctr Ser A Rfdg.................  7.250    12/01/19        7,119,547

 6                                             See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ARIZONA (CONTINUED)
$6,750    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
          Grande Regl Med Ctr Ser A Rfdg.................  7.625%   12/01/29   $    7,031,272
 1,090    Casa Grande, AZ Indl Dev Auth Hosp Rev Rfdg....  8.250    12/01/15          911,207
 3,000    Cochise Cnty, AZ Indl Dev Auth Sierra Vista
          Regl Hlth Ctr Proj.............................  7.750    12/01/30        3,220,410
 1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson
          Elec Pwr Navajo Ser A (AMT)....................  7.125    10/01/32        1,520,548
 6,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
          Northn AZ Proj.................................  7.500    03/01/35        6,340,740
 7,605    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
          Northn AZ Ser A................................  6.200    09/01/28        7,136,532
 1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
          Northn Cmnty Proj..............................  6.300    09/01/38          934,030
 1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty
          Learning Ctr Proj..............................  7.125    06/01/10        1,489,949
 1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty
          Learning Ctr Proj..............................  7.950    06/01/23        1,287,550
 5,500    Maricopa Cnty, AZ Indl Dev Auth Multi-Family
          Hsg Rev Natl Hlth Fac II Proj Ser B (Acquired
          01/05/98, Cost $5,500,000) (a).................  6.625    07/01/33        4,160,970
 3,000    Maricopa Cnty, AZ Indl Dev Christian Care Mesa
          Inc Proj Ser A.................................  7.750    04/01/15        3,119,250
11,745    Maricopa Cnty, AZ Indl Dev Christian Care Mesa
          Inc Proj Ser A.................................  7.875    04/01/27       12,043,323
 4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec Ser
          A Rfdg (Variable Rate Coupon)..................  6.375    08/01/15        4,145,560
 5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
          Ser A Rfdg.....................................  6.375    08/15/29        4,886,960
 3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
          Ser A Rfdg.....................................  6.500    08/15/31        3,336,900
   800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev America
          West Airl Inc Proj (AMT).......................  6.250    06/01/19          620,216
 4,000    Pima Cnty, AZ Indl Dev Auth Dev Radisson City
          Ctr Proj Rfdg (Acquired 03/28/02, Cost
          $4,000,000) (a)................................  7.000    12/02/12        3,895,320
 2,905    Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur
          Charter Sch Proj...............................  7.750    08/01/33        2,863,226
 3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones
          Charter Sch Dist...............................  7.500    11/01/33        3,040,090
 4,345    Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
          Heights Charter Sch............................  7.500    08/01/33        4,291,122
 3,500    Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech
          High Sch Proj..................................  7.500    02/01/34        3,380,650
 6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada at
          Park Ctr Ser A.................................  7.000    05/15/27        6,817,972
 1,000    Pima Cnty, AZ Indl Dev Auth Ser A..............  7.250    11/15/18          963,630
 1,500    Pima Cnty, AZ Indl Dev Auth Ser A..............  8.250    11/15/22        1,519,905

See Notes to Financial Statements                                              7

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ARIZONA (CONTINUED)
$1,165    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
          Assmt Rev......................................  6.500%   12/01/12   $    1,225,137
 1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Rfdg (Prerefunded @
          06/01/05)......................................  8.000    06/01/11        1,118,235
 2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Ser A Rfdg (Prerefunded @
          06/01/05)......................................  8.250    06/01/15        2,165,700
 3,897    Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt
          Rev No 2.......................................  7.125    07/01/27        3,912,120
 2,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa Rita
          Hotel Ser A Rfdg (Acquired 11/3/1998, 05/16/02,
          Cost $2,740,020) (a)...........................  6.375    12/01/16        2,482,092
 3,235    Tucson, AZ Multi-Family Rev Hsg Catalina Asstd
          Living Ser A (AMT).............................  6.500    07/01/31        2,789,152
 7,600    Verrado Cmnty Fac Dist No 1 AZ.................  6.500    07/15/27        7,585,712
 4,000    Vistancia Cmnty Fac Dist AZ....................  6.750    07/15/22        4,065,760
 4,000    Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev
          Yavapai Regl Med Ctr Ser A.....................  6.000    08/01/33        4,017,800
                                                                               --------------
                                                                                  143,959,495
                                                                               --------------
          ARKANSAS  0.1%
 3,115    Jackson Cnty, AR Hlthcare Fac Brd First Mtg
          Hosp Rev Newport Hosp & Clinic Inc.............  7.375    11/01/11        3,106,839
                                                                               --------------

          CALIFORNIA  5.3%
 1,110    Abag Fin Auth For Nonprofit Corps CA Ctf
          Part...........................................  6.375    11/15/15        1,143,666
 3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
          Part...........................................  6.375    11/15/28        3,446,397
 1,000    Abag Fin Auth Nonprofit Corp CA American
          Baptist Homes Ser A Rfdg.......................  5.850    10/01/27          938,890
 4,985    Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty
          Fac Dist No 2002-1 (LOC: American Express
          Co.)...........................................  6.500    09/01/33        4,974,631
 5,000    Beaumont, CA Fin Auth Loc Agy Rev Ser A........  7.000    09/01/33        5,110,600
 1,210    California Ed Fac Auth Rev Pacific Graduate Sch
          of Psych.......................................  7.600    11/01/21        1,260,481
 2,135    California Ed Fac Auth Rev Pacific Graduate Sch
          of Psych (Acquired 06/07/96, Cost $2,135,000)
          (a)............................................  8.000    11/01/21        2,236,071
10,000    California Hlth Fac Fin Auth Rev Hlth Fac
          Adventist Hlth Sys Ser A.......................  5.000    03/01/33        9,166,500
 7,000    California St (b)..............................  5.125    06/01/24        6,982,570
 2,570    California St..................................  5.250    09/01/26        2,573,187
 5,000    California St..................................  5.250    02/01/29        4,989,300
 2,960    California Statewide Cmnty Dev Auth
          Multi-Family Rev Hsg Heritage Pointe Sr Apt Ser
          QQ (AMT) (Acquired 02/19/02, Cost $2,952,600)
          (a)............................................  7.500    10/01/26        2,821,354
 4,000    California Statewide Cmnty Dev Auth Rev Elder
          Care Alliance Ser A............................  8.000    11/15/22        3,931,800

 8                                             See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,000    California Statewide Cmnty Dev Auth Rev Notre
          Dame De Namur Univ.............................  6.500%   10/01/23   $    1,932,620
 2,500    California Statewide Cmnty Dev Auth Rev Notre
          Dame De Namur Univ.............................  6.625    10/01/33        2,400,350
 5,000    California Statewide Cmnty Dev Auth Rev San
          Francisco Art Institute (Acquired 07/05/02,
          Cost $5,000,000) (a)...........................  7.375    04/01/32        4,935,300
 5,500    California Statewide Cmnty Dev Auth Rev Thomas
          Jefferson Sch of Law...........................  7.750    10/01/31        5,806,570
 3,220    California Statewide Cmntys Hospice Napa Vly
          Proj Ser A.....................................  7.000    01/01/34        3,251,234
 2,000    California Statewide Cmntys Insd Hlth Fac LA
          Jewish Home....................................  5.500    11/15/33        2,005,060
 2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
          (AMT) (Acquired 06/08/99, Cost $2,850,000)
          (a)............................................  6.750    12/01/30        2,741,415
 1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7 Rfdg
          (Prerefunded @ 09/01/04).......................  7.250    09/01/21        1,536,240
 1,950    Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser
          B..............................................  6.500    09/01/28        1,995,142
 1,350    Healdsburg, CA Ctf Part Nuestro Hosp Inc
          (Acquired 11/03/98, Cost $1,329,475) (a) (c)
          (d)............................................  6.375    11/01/28           54,000
   450    Healdsburg, CA Ctf Part Nuestro Hosp Inc
          (Acquired 11/13/98, Cost $450,000) (a) (c)
          (d)............................................  6.250    11/01/08           18,000
 1,000    Imperial Beach, CA Pub Palm Ave Coml Redev Proj
          Ser A..........................................  5.850    06/01/28          941,730
 3,000    Imperial Beach, CA Pub Palm Ave Coml Redev Proj
          Ser A..........................................  6.000    06/01/33        2,973,510
   920    Indio, CA Pub Fin Auth Rev Tax Increment.......  6.500    08/15/27          948,336
 3,500    La Verne, CA Ctf Part Brethren Hillcrest Homes
          Ser B..........................................  6.625    02/15/25        3,526,215
 2,390    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser
          F..............................................  7.100    09/01/20        2,518,893
 1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No 3
          Cascades Business Pk...........................  6.400    09/01/22        1,030,620
 7,685    Los Angeles, CA Regl Arpt Fac Sublease Intl
          Arpt Rfdg......................................  6.350    11/01/25        5,317,943
 3,250    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
          Fac Sublease LA Intl Ser A-1 Rfdg (Variable
          Rate Coupon)...................................  7.125    12/01/24        2,671,987
 2,500    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
          Ser C (AMT) (Variable Rate Coupon).............  6.125    12/01/07        2,133,725
 3,000    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
          Ser C (AMT) (Variable Rate Coupon).............  7.000    12/01/12        2,506,020
28,700    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
          Ser C (AMT) (Variable Rate Coupon).............  7.500    12/01/24       23,813,825
 5,575    Los Angeles, CA Regl Arpt Lease Fac Sublease
          Continental Airl (AMT).........................  9.250    08/01/24        5,586,707

See Notes to Financial Statements                                              9

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$6,815    Millbrae, CA Residential Fac Rev Magnolia of
          Millbrae Proj Ser A (AMT)......................  7.375%   09/01/27   $    6,898,416
 1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac Dist
          87-1...........................................  7.125    10/01/23        1,005,980
 3,645    Norco, CA Spl Tax Cmnty Fac Dist No 01-1.......  6.750    09/01/22        3,582,634
 4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser
          A..............................................  6.375    09/01/32        3,927,560
 2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser D......  7.875    09/01/25        2,077,000
 2,805    Reedley, CA Ctf Part...........................  7.500    10/01/26        2,824,130
 1,680    Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1
          Ser A..........................................  6.700    09/01/17        1,785,605
 1,990    Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1
          Ser A..........................................  6.750    09/01/27        2,080,505
 2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
          Hwy 101........................................  6.600    09/01/27        1,938,580
 2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
          Hwy 101........................................  6.650    09/01/32        2,543,604
 6,120    San Jose, CA Multi-Family Hsg Rev Helzer Courts
          Apt Ser A (AMT)................................  6.400    12/01/41        5,667,671
10,000    San Marcos, CA Pub Fac Auth Ser B..............  6.200    09/01/35        9,567,600
 3,995    San Marcos, CA Pub Fac Auth Spl Tax Rev Ser
          A..............................................  6.450    09/01/34        3,960,363
 1,650    Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza
          II Rfdg (Acquired 07/28/98, Cost $1,650,000)
          (a)............................................  6.000    09/01/12        1,729,431
 7,000    Southern, CA Logistics Arpt Auth Proj..........  6.250    12/01/33        6,670,300
 1,665    Torrance, CA Hosp Rev Torrance Memorial Med Ctr
          A (b)..........................................  5.500    06/01/31        1,679,469
 1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio Impt
          1 A............................................  5.900    09/01/24          981,940
 1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio Impt
          1 A............................................  6.000    09/01/34        1,466,070
 2,635    Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev
          Jr Lien Rfdg...................................  6.000    10/01/21        2,518,638
 7,365    Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev
          Jr Lien Rfdg...................................  6.250    10/01/28        6,990,121
 2,000    Vallejo, CA Ctf Part Touro Univ................  7.250    06/01/16        2,073,700
                                                                               --------------
                                                                                  202,190,206
                                                                               --------------
          COLORADO  3.3%
 2,175    Antelope Heights Met Dist CO...................  8.000    12/01/23        2,140,243
 1,690    Arvada, CO Multi-Family Rev Hsg Arvada
          Nightingale Proj Rfdg (AMT) (Acquired 04/16/99,
          Cost $1,690,000) (a)...........................  6.250    12/01/18        1,524,414
 1,845    Bradburn Met Dist No 3 CO......................  7.500    12/01/33        1,867,011
 1,895    Briargate Ctr Business Impt Dist CO Ser A......  7.450    12/01/32        1,880,598
 2,410    Briargate Ctr Business Impt Dist CO Spl Assmt
          Rev Impt Dist No 02-1 Ser B....................  7.400    12/01/27        2,392,744
 4,000    Bromley Pk Met Dist CO No 2....................  8.050    12/01/32        3,971,240
 2,000    Bromley Pk Met Dist CO No 2 Ser B..............  8.050    12/01/32        2,005,180

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$4,855    Broomfield Vlg Met Dist No 2 CO Impt Rfdg......  6.250%   12/01/32   $    4,689,250
 4,835    Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Frontier Academy...............................  7.375    06/01/31        5,011,332
 3,000    Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Peak to Peak Proj (Prerefunded @ 08/15/11).....  7.625    08/15/31        3,676,230
 2,500    Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Platte Academy Ser A...........................  7.250    03/01/32        2,540,275
 1,005    Colorado Ed & Cultural Fac Auth Rev Denver Acad
          Ser A Rfdg.....................................  7.000    11/01/23          994,206
   810    Colorado Ed & Cultural Fac Auth Rev Denver Acad
          Ser A Rfdg.....................................  7.125    11/01/28          800,887
 2,275    Colorado Ed & Cultural Fac Montessori Sch of
          Denver Proj....................................  7.500    06/01/22        2,290,060
 1,100    Colorado Hlth Fac Auth Hlth & Residential Care
          Fac Volunteers of Amer Ser A...................  6.000    07/01/29          963,721
 1,000    Colorado Hlth Fac Auth Rev Baptist Home Assn
          Ser A..........................................  6.250    08/15/13          881,340
 5,500    Colorado Hlth Fac Auth Rev Baptist Home Assn
          Ser A..........................................  6.375    08/15/24        4,379,705
 1,590    Colorado Hlth Fac Auth Rev Christian Living
          Campus Ser A...................................  6.850    01/01/15        1,593,577
 3,000    Colorado Hlth Fac Auth Rev Christian Living
          Campus Ser A Rfdg..............................  6.750    01/01/30        2,942,490
 4,250    Colorado Hlth Fac Auth Rev Impt Volunteers Ser
          A Rfdg.........................................  5.875    07/01/28        3,692,400
   830    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
          Ter Ser A......................................  6.800    07/01/09          833,104
 3,250    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
          Ter Ser A......................................  7.250    07/01/22        3,135,730
   595    Colorado Hsg Fin Auth Single Family Pgm Sr B2
          (AMT)..........................................  6.800    04/01/30          614,183
 3,000    Cottonwood Wtr & Santn Dist CO Ser A Rfdg......  7.750    12/01/20        3,160,470
 2,750    Denver, CO Hlth & Hosp Auth Ser A Rfdg (b).....  6.250    12/01/33        2,753,135
 1,600    Eagle Cnty, CO Air Term Corp Rev Arpt Term Proj
          (AMT)..........................................  7.500    05/01/21        1,625,792
 1,555    Eagle Cnty, CO Air Term Corp Ser A (AMT).......  7.000    05/01/21        1,482,444
 1,455    Eagle Cnty, CO Air Term Corp Ser A (AMT).......  7.125    05/01/31        1,369,824
 2,930    Eagle Riverview Affordable Hsg Corp CO Multi-
          Family Rev Ser A...............................  6.300    07/01/29        2,558,564
 1,735    Eaglebend, CO Affordable Hsg Corp Multi-Family
          Rev Hsg Proj Ser A.............................  6.400    07/01/17        1,700,300
 1,500    Eaglebend, CO Affordable Hsg Corp Multi-Family
          Rev Hsg Proj Ser A.............................  6.450    07/01/21        1,442,610
 3,000    Elk Vly, CO Pub Impt Pub Impt Fee Ser A........  7.350    09/01/31        3,085,620
 5,305    Fronterra Vlg Met Dist CO......................  8.050    12/01/31        5,238,475

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
          Resort Proj Ser A Rfdg.........................  6.875%   02/01/12   $    4,496,760
 3,935    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
          Ser A (AMT)....................................  7.000    10/01/18        2,260,500
   500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
          Ser B..........................................  6.125    10/01/08          298,470
 7,000    Lake Creek Affordable Hsg Corp Hsg Proj Ser A
          Rfdg...........................................  6.250    12/01/23        6,322,260
 6,200    Montrose Cnty, CO Hlthcare Fac Rev Homestead at
          Montrose Ser A.................................  7.000    02/01/38        6,254,932
 4,185    Montrose, CO Mem Hosp Brd......................  6.000    12/01/28        4,062,254
 3,000    Montrose, CO Mem Hosp Brd......................  6.000    12/01/33        2,878,080
 2,750    North Range Met Dist No 1 CO (Acquired
          12/07/01, Cost $2,670,361) (a).................  7.250    12/15/31        2,722,362
 6,950    Rampart Range Met Dist No 1 CO Rev Rampart
          Range Met Dist No 2 Proj.......................  7.750    12/01/26        7,150,438
 2,000    Rendezvous Residential Met Dist Co.............  8.000    12/01/21        2,051,400
    58    Skyland Metro Dist CO Gunnison Cnty Rfdg.......  6.750    12/01/22           56,537
   750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser A
          Rfdg...........................................  8.000    09/01/14          750,772
   637    Tallyns Reach Met Dist No 2....................  6.375    12/01/23          622,763
   925    Tallyns Reach Met Dist No 3....................  6.625    12/01/23          904,715
 1,000    Tallyns Reach Met Dist No 3....................  6.750    12/01/33          974,440
 5,000    Vista Ridge Met Dist CO........................  7.500    12/01/31        5,073,550
                                                                               --------------
                                                                                  126,117,387
                                                                               --------------
          CONNECTICUT  0.5%
 3,405    Connecticut St Dev Auth First Mtg Gross Rev
          Hlthcare Proj The Elm Pk Baptist Inc Proj......  5.850    12/01/33        3,396,896
 1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl LLC
          Proj (AMT).....................................  8.000    04/01/30        1,548,255
   500    Connecticut St Dev Auth Mystic Marinelife Aquar
          Proj Ser A.....................................  7.000    12/01/27          502,165
 3,660    Connecticut St Hlth & Ed Fac Auth Rev Saint
          Marys Hosp Issue Ser E.........................  5.875    07/01/22        3,155,286
 3,000    Connecticut St Hlth & Ed Fac Auth Rev Windham
          Cmnty Mem Hosp Ser C...........................  6.000    07/01/20        2,602,140
 1,610    Greenwich, CT Hsg Auth Multi-Family Rev Hsg
          Greenwich Close Ser B..........................  7.500    09/01/27        1,544,940
 1,240    Manchester, CT Redev Agy Multi-Family Mtg Rev
          Bennet Hsg Dev Rfdg (Acquired 09/05/96, Cost
          $1,149,616) (a)................................  7.200    12/01/18        1,219,230

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CONNECTICUT (CONTINUED)
$2,653    New Britain, CT Hsg Auth Multi-Family Rev Hsg
          Franklin Square Manor Proj (AMT)...............  7.000%   07/01/21   $    2,553,247
 1,415    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
          Energies (AMT).................................  7.250    07/01/09        1,415,467
                                                                               --------------
                                                                                   17,937,626
                                                                               --------------
          DELAWARE  0.1%
 4,215    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj (AMT)...............  6.250    06/01/28        3,603,446
                                                                               --------------

          DISTRICT OF COLUMBIA  0.1%
 1,545    District of Columbia Rev Methodist Home
          Issue..........................................  6.000    01/01/29        1,356,649
 2,060    Metropolitan Wash DC Arpts Audrivers Ser 404
          (AMT) (Acquired 03/10/04, Cost $2,496,040)
          (Variable Rate Coupon) (FGIC Insd) (a)......... 16.290    10/01/11        1,955,805
                                                                               --------------
                                                                                    3,312,454
                                                                               --------------
          FLORIDA  11.4%
10,300    Beacon Lakes, FL Cmnty Dev Ser A...............  6.900    05/01/35       10,428,235
 1,500    Bellalago Ed Fac Benefits Ser A................  6.000    05/01/33        1,501,575
   822    Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev
          Ser A..........................................  7.500    05/01/19          839,566
   455    Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev
          Ser B..........................................  6.750    05/01/07          454,195
 3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien
          Banyan Place Sr Living Ser A...................  7.150    04/01/31        2,842,650
   910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien
          Banyan Place Sr Living Ser B...................  8.700    10/01/32          913,267
 3,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
          Assmt..........................................  7.375    05/01/34        3,114,780
 5,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
          Assmt..........................................  7.500    05/01/34        5,232,650
 3,500    Capital Tr Agy FL Rev Ft Lauderdale Proj
          (AMT)..........................................  5.750    01/01/32        3,222,450
 2,500    Capital Tr Agy FL Rev Sub Orlando Proj (AMT)...  6.750    01/01/32        2,298,800
 2,725    Championsgate Cmnty Dev Dist Ser A.............  6.250    05/01/20        2,614,883
 2,485    Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp
          Rfdg...........................................  6.250    08/15/23        2,536,141
 2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp
          Rfdg...........................................  6.375    08/15/32        2,543,225
 3,000    Double Branch Cmnty Dev Dist FL Spl Assmt Ser
          A..............................................  6.700    05/01/34        3,160,440
 9,250    Escambia Cnty, FL Environmental Impt Rev Ser A
          (AMT)..........................................  5.750    11/01/27        8,960,567
10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt
          Rev Ser A (Acquired 05/28/03, Cost $9,965,746)
          (a)............................................  6.375    05/01/35       10,148,700
 3,720    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev
          (Prerefunded @ 05/01/06).......................  7.625    05/01/18        4,098,956
 2,000    Fleming Is Plantation Cmnty Ser B..............  7.375    05/01/31        2,131,400

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$4,500    Florida Hsg Fin Corp Multi-Family Hsg Whistlers
          Cove Apt Proj (AMT)............................  6.500%   01/01/39   $    3,807,405
 8,055    Florida Hsg Fin Corp Multi-Family Rev Mtg
          Cutler Glen & Meadows Ser U....................  6.500    10/01/33        7,878,757
 4,865    Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt
          Ser C (AMT)....................................  6.610    07/01/38        4,467,286
 9,360    Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt
          Ser G (AMT)....................................  6.600    07/01/38        8,576,755
11,815    Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser
          U-1 (AMT)......................................  6.450    01/01/39       10,724,003
 5,910    Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser
          B (AMT)........................................  6.610    07/01/38        5,173,496
   760    Fort Walton Beach, FL Indl Dev Rev First Mtg Ft
          Walton Beach Venture Proj (d).................. 10.500    12/01/16          438,900
 2,000    Greyhawk Landing Cmnty Dev Dist FL Spl Assmt
          Rev Ser A......................................  7.000    05/01/33        2,102,000
   240    Heritage Harbor Cmnty Dev Dist FL Rev Recntl...  7.750    05/01/23          222,019
   850    Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt
          Ser A..........................................  6.700    05/01/19          869,737
 3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
          Convales Ctr Ser A Rfdg........................  8.250    12/01/14        3,032,100
21,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D.......................  5.375    11/15/35       20,849,410
   900    Hillsborough Cnty, FL Aviation Auth Rev Spl
          Purp Delta Airl Rfdg...........................  6.800    01/01/24          440,244
 1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove
          Apt Proj Ser A (AMT)...........................  7.375    07/01/40        1,428,405
 6,590    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser A Rfdg.................  5.250    10/01/24        6,377,538
 2,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser B......................  5.250    10/01/28        1,906,160
 6,950    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser B......................  5.250    10/01/34        6,560,661
 8,700    Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl
          Rev Tampa Electric Co Proj.....................  5.500    10/01/23        8,446,395
 1,500    Homestead, FL Indl Dev Rev Brookwood Gardens
          Ctr Proj Ser A Rfdg............................  8.250    12/01/14        1,516,290
 1,820    Islands at Doral FL............................  6.375    05/01/35        1,875,037
 2,000    Jea, FL Elec Sys Rev Ser 3 Ser A...............  5.375    10/01/32        2,018,880
 2,560    Kendall Breeze Cmnty Dev Dist..................  6.700    11/01/23        2,626,611
 3,190    Kendall Breeze Cmnty Dev Dist..................  6.625    11/01/33        3,240,880
 1,065    Lake Bernadette, FL Cmnty Dev Dist Spl Assmt
          Rev Ser A......................................  8.000    05/01/17        1,097,067
 2,020    Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt
          Rev............................................  7.875    05/01/17        2,092,154
 8,895    Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg.....  6.300    03/01/20        8,179,575

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  430    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg..........................  8.125%   12/01/07   $      436,287
 3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
          Cypress Cove Hlthpk Ser A......................  6.375    10/01/25        3,081,456
 6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
          Cypress Cove Hlthpk Ser A......................  6.750    10/01/32        6,059,220
 5,980    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg......................  6.750    09/01/28        5,947,409
 2,945    Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser
          A (Acquired 06/12/00, Cost $2,945,000) (a).....  7.650    05/01/32        3,201,038
   105    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
          Med Ctr FL Proj................................  5.375    11/15/18           95,726
 2,605    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
          Med Ctr FL Proj................................  5.375    11/15/28        2,193,332
 3,235    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
          Med Ctr Ser A..................................  6.125    11/15/11        3,285,951
 1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
          Med Ctr Ser A..................................  6.700    11/15/19        1,022,090
 3,465    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
          Med Ctr Ser A..................................  6.800    11/15/31        3,520,024
 5,000    Miami Beach, FL Hlth Fac Hosp Mount Sinai Med
          Ctr FL Rfdg (Acquired 04/26/04, Cost
          $4,823,445) (a)................................  6.750    11/15/29        4,853,950
 5,940    Miromar Lakes Cmnty Dev Dist Ser B.............  7.250    05/01/12        6,195,301
 3,000    Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg
          Proj Ser A.....................................  6.750    08/15/25        2,904,480
 4,055    Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg
          Proj Ser B.....................................  7.125    08/15/21        4,052,405
 3,000    North Broward, FL Hosp Dist Rev Impt...........  6.000    01/15/31        3,104,490
 1,508    North Springs, FL Impt Dist Spl Assmt Rev......  7.000    05/01/19        1,575,166
 2,455    Northern Palm Beach Cnty Dist FL Impt Wtr Ctl &
          Impt Unit Dev No 16 Rfdg.......................  7.500    08/01/24        2,604,485
 2,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 16......................  7.000    08/01/32        2,577,600
 4,525    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 2A......................  6.400    08/01/33        4,589,074
 1,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 43......................  6.125    08/01/31        1,464,945
   200    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg......................  8.125    07/01/06          204,676
 2,035    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg......................  8.400    07/01/14        2,138,541
 3,325    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg......................  8.625    07/01/20        3,442,273
 5,000    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg......................  8.750    07/01/26        5,118,200

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.............................  6.375%   11/15/20   $    1,068,970
 2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.............................  6.500    11/15/30        2,117,680
 4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
          Hlthcare Sys Ser E.............................  6.000    10/01/26        4,129,520
   905    Orange Cnty, FL Hlth Fac Auth Rev Westminster
          Cmnty Care.....................................  6.500    04/01/12          836,826
 2,000    Orange Cnty, FL Hlth Fac Auth Rev Westminster
          Cmnty Care.....................................  6.600    04/01/24        1,723,540
 2,225    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace
          Apt Proj Ser C.................................  7.375    04/01/28        2,320,942
 4,275    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Hsg Governors Manor Apt F-4....................  7.250    10/01/31        4,204,548
   870    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Hsg Lake Davis Apt Proj F-1....................  7.250    10/01/31          855,662
   220    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Hsg Lake Jennie Phase I Proj F-2...............  7.250    10/01/31          216,374
   875    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Hsg Lake Jennie Phase II Proj F-3..............  7.250    10/01/31          860,580
   350    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Hsg Mellonville Trace Apt F-5..................  7.250    10/01/31          344,232
 2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
          11/24/99, 03/31/00, Cost $2,550,979) (Variable
          Rate Coupon) (a)...............................  7.000    10/01/25        2,645,982
 2,025    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
          Cost $2,025,000) (Variable Rate Coupon) (a)....  7.000    10/01/15        2,156,848
 2,590    Overoaks, FL Cmnty Dev Dist Cap Impt Rev.......  8.250    05/01/17        2,756,330
10,000    Palm Beach Cnty, FL Hsg Fin Auth Multi-Family
          Hsg Lake Delray Apt Proj Ser A (AMT)...........  6.400    01/01/31        9,641,100
 4,085    Parklands West Cmnty Dev Dist Spl Assmt Ser
          A..............................................  6.900    05/01/32        4,281,162
   275    Parklands West Cmnty Dev Dist Spl Assmt Ser
          B..............................................  6.000    05/01/06          274,417
 1,355    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL.....  6.700    11/01/23        1,384,742
 1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL.....  6.750    11/01/33        1,764,651
 7,135    Pier Park, FL Cmnty Dev Dist Ser 1.............  7.150    05/01/34        7,393,572
 2,810    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
          Rev............................................  7.250    05/01/33        2,907,591
 8,000    Pinellas Cnty, FL Ed Fac Auth Clearwater
          Christian College Ser A Rfdg (Acquired
          11/05/01, Cost $7,657,585) (a).................  7.250    09/01/31        8,060,320
 2,930    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..............................  8.250    12/01/21        3,026,866
 3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..............................  8.500    12/01/28        3,626,210

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$5,680    Pinellas Cnty, FL Hlth Fac Auth Oaks of
          Clearwater Proj................................  6.250%   06/01/34   $    5,574,352
   775    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A...  7.250    05/01/19          820,585
 1,955    Poinciana Cmnty Dev Dist FL Ser A..............  7.125    05/01/31        2,055,682
 9,500    Port St Lucie, FL Spl Assmt Rev Glassman Spl
          Assmt Dist Ser C...............................  6.750    07/01/23        9,592,245
 3,955    Saddlebrook, FL Cmnty Ser A....................  6.900    05/01/33        4,107,228
   255    Saddlebrook, FL Cmnty Ser B....................  6.250    05/01/09          254,740
 2,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
          Glenmoor Saint Johns Proj Ser A................  8.000    01/01/17        1,954,960
 5,175    Saint John's Cnty, FL Indl Dev Auth Hlthcare
          Glenmoor Saint Johns Proj Ser A................  8.000    01/01/30        4,870,348
 1,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
          Rev Bayview Proj Ser A.........................  7.100    10/01/16        1,002,450
 4,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
          Rev Bayview Proj Ser A.........................  7.100    10/01/26        3,944,000
   220    Santa Rosa Cnty, FL Indl Dev First Mtg Sandy
          Ridge Care Ctr................................. 10.500    04/01/16          222,347
 1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys................................  6.700    07/01/25          977,835
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
          Jewish Hsg Council.............................  7.375    07/01/16          664,230
 1,400    Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
          Manatee Jewish Rfdg............................  7.000    07/01/16          930,356
 2,945    Sausalito Bay Cmnty Dev Dist FL Spl Assmt......  6.200    05/01/35        2,961,080
 2,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev
          Ser A..........................................  6.400    05/01/34        2,047,800
 4,795    South Dade Venture Cmnty Dev...................  6.900    05/01/33        5,031,681
 2,115    South Lake Cnty Hosp Dist FL South Lake Hosp
          Inc............................................  6.375    10/01/28        2,120,668
 3,000    South Lake Cnty Hosp Dist FL South Lake Hosp
          Inc............................................  6.375    10/01/34        3,001,350
 1,500    Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev
          Ser A..........................................  6.200    05/01/35        1,509,300
   920    Stoneybrook West Cmnty Dev Ser A...............  7.000    05/01/32          962,182
   315    Stoneybrook West Cmnty Dev Ser B...............  6.450    05/01/10          317,208
 1,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
          Rev............................................  6.875    05/01/23        1,021,550
 2,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
          Rev............................................  6.950    05/01/33        2,039,300
12,375    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
          Hlthcare Proj..................................  6.375    12/01/30       12,343,444
 1,925    Tamarac, FL Indl Dev Rev Sun Belt Precision
          Prods Inc (AMT)................................  6.500    08/01/17        1,761,452
 1,270    Tampa Palms, FL Open Space & Trans Cmnty Dev
          Dist Rev Cap Impt Area 7 Proj..................  8.500    05/01/17        1,297,876

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,787    Tampa Palms, FL Open Space & Trans Cmnty Dev
          Dist Rev Cap Impt Area 7 Proj..................  7.500%   05/01/18   $    1,848,169
 3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
          A..............................................  5.750    07/01/29        3,040,740
   173    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev Ser B
          (Acquired 08/03/00, Cost $173,000) (a).........  6.750    05/01/10          174,623
 1,310    Trails at Monterey Cmnty Dev Dist FL Spl
          Assmt..........................................  6.500    05/01/23        1,321,829
 1,715    Trails at Monterey Cmnty Dev Dist FL Spl
          Assmt..........................................  6.750    05/01/33        1,755,320
 2,673    University Square Cmnty Dev Dist FL Cap Impt
          Rev (Acquired 10/07/99, Cost $2,673,000) (a)...  6.750    05/01/20        2,788,928
 4,455    Venetian Isles, FL Ser A.......................  6.750    05/01/33        4,609,277
 4,945    Verandah West Cmnty Dev Dist Cap Impt Ser B....  6.625    05/01/33        5,089,493
   920    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser
          A..............................................  7.200    05/01/32          981,971
 1,975    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser
          A..............................................  6.750    05/01/34        2,045,053
 5,500    Volusia Cnty, FL Ed Fac Auth Ed Fac Embry
          Riddle Aero A..................................  6.125    10/15/26        5,599,715
   975    Waterchase Cmnty Dev Dist FL Ser A.............  6.700    05/01/32        1,009,720
 2,955    Waterlefe Cmnty Dev Dist FL....................  8.125    10/01/25        2,852,343
 1,400    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev............................................  7.500    05/01/17        1,416,338
 1,875    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev............................................  7.300    05/01/18        1,943,606
                                                                               --------------
                                                                                  435,120,403
                                                                               --------------
          GEORGIA  1.5%
 5,250    Americus Sumter Cnty, GA Hosp Auth Rev South GA
          Methodist Ser A Rfdg...........................  6.375    05/15/29        5,081,317
 1,515    Athens Clarke Cnty, GA Residential Care Fac for
          the Elderly Auth Rev...........................  6.350    10/01/17        1,376,605
 1,720    Athens Clarke Cnty, GA Residential Care Fac for
          the Elderly Auth Rev...........................  6.375    10/01/27        1,484,480
 2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj........  7.750    12/01/14        2,064,580
 3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj........  7.900    12/01/24        3,111,600
 3,645    Atlanta, GA Urban Residential Fin Auth Multi-
          Family Rev John Eagan Proj Ser A (AMT).........  6.750    07/01/30        3,436,542
   240    Coweta Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Wesley Woods Ser
          A..............................................  7.625    10/01/06          243,516
 1,500    Coweta Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Wesley Woods Ser
          A..............................................  8.200    10/01/16        1,558,515
 1,500    Coweta Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Wesley Woods Ser
          A..............................................  8.250    10/01/26        1,560,720
 5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser
          A Rfdg (AMT)...................................  6.200    02/01/20        5,427,187
 2,380    De Kalb Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Kings Brdg Ser A...  8.150    07/01/16        2,476,676

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$2,500    De Kalb Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Kings Brdg Ser A...  8.250%   07/01/26   $    2,604,350
   855    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
          Azalea Manor Proj (Acquired 02/18/98, Cost
          $855,000) (a)..................................  6.375    02/01/08          401,850
 4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
          Azalea Manor Proj Ser A (Acquired 02/08/98,
          Cost $4,000,000) (a)...........................  6.500    02/01/28        1,880,000
 1,000    Fulton Cnty, GA Residential Care Canterbury Crt
          Proj A.........................................  6.125    02/15/26          979,910
 1,750    Fulton Cnty, GA Residential Care Canterbury Crt
          Proj A.........................................  6.125    02/15/34        1,705,445
 1,125    Fulton Cnty, GA Residential Care Fac Elderly
          Auth Rev.......................................  6.900    07/01/19        1,083,150
 4,810    Fulton Cnty, GA Residential Care Sr Lien RHA
          Asstd Living Ser A.............................  7.000    07/01/29        4,586,287
 3,630    Fulton Cnty, GA Residential Care Saint Annes
          Terrace Proj Rfdg..............................  7.625    12/01/33        3,664,812
 2,930    Renaissance on Peachtree Unit Invt Tr Ctf GA
          Custody Ctf (Variable Rate Coupon)............. 12.334    10/01/25        3,328,539
 1,000    Richmond Cnty, GA Dev Auth Intl Paper Co Proj
          Ser A Rfdg (AMT)...............................  6.000    02/01/25        1,004,530
   300    Richmond Cnty, GA Dev Auth Nursing Home Rev
          Beverly Enterprises GA Proj Rfdg...............  8.750    06/01/11          303,312
 2,500    Rockdale Cnty, GA Dev Auth Solid Waste Disp
          Visy Paper Inc Proj (AMT)......................  7.500    01/01/26        2,582,750
   920    Savannah, GA Econ Dev Auth Rev First Mtg
          Marshes of Skidway Ser A.......................  7.400    01/01/24          923,238
 3,650    Savannah, GA Econ Dev Auth Rev First Mtg
          Marshes of Skidway Ser A.......................  7.400    01/01/34        3,662,848
                                                                               --------------
                                                                                   56,532,759
                                                                               --------------
          HAWAII  0.9%
 8,500    Hawaii Pac Hlth Spl Purp Rev Ser A.............  5.600    07/01/33        8,209,895
 5,300    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
          Nui Proj Ser A.................................  7.400    11/15/17        5,365,455
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
          Nui Proj Ser A.................................  7.875    11/15/23        3,005,910
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
          Nui Proj Ser A.................................  8.000    11/15/33        2,999,850
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
          Nui Proj Ser C.................................  6.250    11/15/09        2,014,940
 3,205    Hawaii St Dept Trans Spl Fac Rev Continental
          Airl Inc (AMT).................................  5.625    11/15/27        2,150,747
 1,595    Hawaii St Dept Trans Spl Fac Rev Continental
          Airl Inc Rfdg (AMT)............................  7.000    06/01/20        1,324,791

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          HAWAII (CONTINUED)
$5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A........  6.300%   07/01/22   $    5,084,800
 5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A........  6.375    07/01/32        5,059,400
                                                                               --------------
                                                                                   35,215,788
                                                                               --------------
          IDAHO  0.1%
 4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser A
          Rfdg...........................................  7.875    11/15/29        3,898,465
                                                                               --------------

          ILLINOIS  6.9%
 3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
          Deercrest Proj.................................  6.625    03/01/33        3,719,643
 5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
          Clublands Proj.................................  6.625    03/01/33        5,528,544
 1,475    Bedford Pk, IL Tax Increment Rev 71st & Cicero
          Proj Rfdg......................................  7.375    01/01/12        1,565,417
 4,494    Bolingbrook, IL Spl Svc Area No 01-1...........  7.375    07/01/31        4,755,641
 4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
          Augusta Vlg Proj (Acquired 11/13/02, Cost
          $4,000,000) (a)................................  6.750    03/01/32        4,095,560
 4,000    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
          Lakewood Ridge Proj............................  7.050    03/01/31        4,194,920
 2,000    Carol Stream, IL First Mtg Rev Windsor Park
          Manor Proj Rfdg (Prerefunded @ 12/01/07).......  7.200    12/01/14        2,311,660
   408    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser
          A..............................................  7.500    03/01/10          426,384
 1,175    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser
          A..............................................  7.625    03/01/30        1,267,566
 5,690    Chicago, IL Midway Arpt Rev Drivers Ser 229
          (Acquired 09/19/01, Cost $5,899,111) (Variable
          Rate Coupon) (FSA Insd) (a)....................  9.286    01/01/18        6,335,132
 1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
          (FGIC Insd)....................................  6.000    01/01/28        1,255,639
 5,000    Chicago, IL O'Hare Intl Arpt Rev Drivers Ser
          383 (AMT) (Acquired 01/14/04, Cost $5,301,837)
          (Variable Rate Coupon) (MBIA Insd) (a).........  9.101    01/01/12        4,979,850
 6,640    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien A-1 Rfdg (MBIA Insd)......................  5.250    01/01/34        6,661,978
 6,400    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien C-2 Rfdg (AMT) (MBIA Insd)................  5.250    01/01/34        6,319,168
 2,245    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser A Rfdg (AMT) (MBIA Insd)..............  5.375    01/01/32        2,253,217
 4,335    Chicago, IL O'Hare Intl Arpt Spl Fac Rev Amern
          Airl Inc Proj Ser A (GTY AGMT: AMR Corp.)......  8.200    12/01/24        3,468,130
   790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev Delta
          Airl Inc Rfdg..................................  6.450    05/01/18          347,647
 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
          Airl Proj Ser C Rfdg (c) (d)...................  6.300    05/01/16          220,000
 4,000    Chicago, IL Spl Assmt Lake Shore East Proj.....  6.750    12/01/32        4,081,360
 1,320    Chicago, IL Tax Increment Alloc Read Dunning
          Ser B (ACA Insd)...............................  7.250    01/01/14        1,417,178

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,070    Clay Cnty, IL Hosp Rev.........................  5.900%   12/01/28   $    2,814,852
 5,000    Cortland, IL Spl Svc Area No 01 Spl Tax Neucort
          Lakes Proj.....................................  6.875    03/01/32        5,002,800
 3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj....................................  7.750    03/01/27        3,241,830
 2,500    Godfrey, IL Rev United Methodist Vlg Ser A.....  5.875    11/15/29        2,000,900
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg..........  7.625    12/01/13        4,260,280
 3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty
          Mem Hosp Rfdg..................................  6.550    11/15/29        2,935,237
 3,185    Huntley, IL Increment Alloc Rev Huntley Redev
          Proj Ser A.....................................  8.500    12/01/15        3,362,819
 3,987    Huntley, IL Spl Svc Area No 10 Ser A...........  6.500    03/01/29        4,026,551
 4,565    Huntley, IL Spl Svc Area No 6..................  6.750    02/01/25        4,647,079
 4,305    Huntley, IL Spl Svc Area No 7..................  6.300    03/01/28        4,312,663
   500    Illinois Dev Fin Auth Econ Dev Rev Latin Sch of
          Chicago Proj...................................  5.650    08/01/28          502,425
 2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty Living
          Options........................................  7.125    03/01/10        2,519,672
 2,000    Illinois Dev Fin Auth Hosp Rev Adventist Hlth
          SysSubelt Oblig................................  5.650    11/15/24        2,018,720
   310    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...................................  8.000    11/15/06          272,369
 1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...................................  8.000    11/15/16        1,427,807
 2,000    Illinois Dev Fin Auth Rev Debt
          Restructure--East Saint Louis..................  7.375    11/15/11        2,090,640
 3,100    Illinois Dev Fin Auth Rev Midwestern Univ Ser
          B..............................................  6.000    05/15/31        3,191,946
 3,500    Illinois Ed Fac Auth Rev Lewis Univ............  6.000    10/01/24        3,279,360
 4,000    Illinois Ed Fac Auth Rev Lewis Univ............  6.125    10/01/26        3,794,800
 3,500    Illinois Ed Fac Auth Rev Northwestern Univ.....  5.000    12/01/38        3,390,975
17,720    Illinois Ed Fac Auth Rev Univ of Chicago Ser
          A..............................................  5.250    07/01/41       17,747,998
 2,500    Illinois Fin Auth Rev Franciscan Cmntys Saint
          Joseph A.......................................  6.000    05/15/34        2,409,200
 5,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser
          A (b)..........................................  5.500    08/15/43        4,970,050
 2,365    Illinois Hlth Fac Auth Rev Chestnut Square at
          Glen Proj Ser A................................  6.625    08/15/24        2,341,066
 3,255    Illinois Hlth Fac Auth Rev Chestnut Square at
          Glen Proj Ser A................................  7.000    08/15/29        3,264,179
 2,000    Illinois Hlth Fac Auth Rev Condell Med Ctr.....  5.500    05/15/32        1,942,980
 1,250    Illinois Hlth Fac Auth Rev Covenant Retirement
          Cmntys.........................................  5.875    12/01/31        1,170,925
 5,000    Illinois Hlth Fac Auth Rev Covenant Retirement
          Cmntys Ser B...................................  6.125    12/01/28        4,876,250
 2,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home
          Proj...........................................  7.125    11/15/29        1,921,820

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,000    Illinois Hlth Fac Auth Rev Fairview Oblig Group
          Ser A Rfdg.....................................  7.400%   08/15/23   $    3,002,940
 2,250    Illinois Hlth Fac Auth Rev Fairview Residence
          Rockford Ser A.................................  6.500    08/15/29        1,978,200
 3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
          Schaumburg Ser A...............................  5.250    12/01/18        3,293,702
 1,000    Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
          Group Rfdg.....................................  5.850    02/15/20          640,110
 4,295    Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
          Group Rfdg.....................................  5.700    02/15/24        2,751,549
   990    Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys
          Ser A..........................................  6.000    07/01/21        1,011,988
 6,000    Illinois Hlth Fac Auth Rev Lutheran Sr
          Ministries Oblig Ser A.........................  7.375    08/15/31        5,915,880
11,500    Illinois Hlth Fac Auth Rev Mtg Sinai Hlth Rfdg
          (FHA Gtd)......................................  5.100    08/15/33       11,055,295
 2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys....  6.250    11/15/29        2,082,380
 2,510    Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp
          Proj...........................................  7.500    01/01/11        2,511,155
 2,650    Illinois Hlth Fac Auth Rev Ser A...............  7.000    11/15/32        2,643,401
   750    Illinois Hlth Fac Auth Rev Ser A Rfdg..........  6.200    08/15/23          752,805
 3,375    Illinois Hlth Fac Auth Rev Ser A Rfdg..........  6.400    08/15/33        3,392,482
 6,750    Illinois Hlth Fac Auth Rev St Benedict Ser 2003
          A-1............................................  6.900    11/15/33        6,666,030
 2,465    Illinois Hsg Dev Auth Rev Homeowner Mtg Sub Ser
          D-4 (AMT)......................................  6.050    08/01/31        2,542,450
 7,903    Illinois St Real Estate Lease Ctf (Acquired
          07/01/98, Cost $9,046,249) (ACA Insd) (a)......  7.117    06/15/18        8,710,372
   950    Loves Park, IL Rev Hoosier Care Proj Ser A.....  7.125    06/01/34          856,054
 1,500    Metropolitan Pier & Expo II McCormick Pl Expn
          Proj A Rfdg (b)................................  5.500    06/15/27        1,501,530
 4,000    Minooka, IL Spl Assmt Impt Lakewood Trails
          Proj...........................................  6.625    03/01/33        3,904,160
 3,000    Minooka, IL Spl Assmt Impt Praire Ridge Proj...  6.875    03/01/33        2,966,220
 2,220    Montgomery, IL Spl Assmt Impt Lakewood Creek
          Proj...........................................  7.750    03/01/30        2,437,360
   580    Peoria, IL Spl Tax Weaverridge Spl Svc Area....  7.625    02/01/08          605,653
 2,050    Peoria, IL Spl Tax Weaverridge Spl Svc Area....  8.050    02/01/17        2,174,373
 2,325    Plano, IL Spl Svc Area No 1 Lakewood Springs
          Proj Ser A.....................................  6.200    03/01/34        2,243,764
 5,040    Round Lake, IL Lakewood Grove Spl Svc Area No 4
          Spl Tax........................................  6.750    03/01/33        4,998,218
 3,700    Round Lake, IL Rev.............................  6.700    03/01/33        3,786,321
 2,255    Saint Charles, IL Indl Dev Rev Tri-City Ctr
          Proj (Acquired 11/17/93, Cost $2,255,000)
          (a)............................................  7.500    11/01/13        2,217,139
 3,460    Saint Charles, IL Multi-Family Hsg Rev Bonds
          Wessel Court Proj (AMT)........................  7.600    04/01/24        3,453,357

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,490    Saint Charles, IL Spl Svc Area No 21...........  6.625%   03/01/28   $    3,464,767
 2,150    Yorkville, IL Utd City Spl Svc Area Spl Tax No
          2003-100 Raintree Vlg Proj (Acquired 09/05/03,
          Cost $2,150,000) (a)...........................  6.875    03/01/33        2,151,311
 3,000    Yorkville, IL Utd City Spl Svc Area Spl Tax No
          2003-101 Windett Ridge Proj (Acquired 09/05/03,
          Cost $3,000,000) (a)...........................  6.875    03/01/33        3,008,610
                                                                               --------------
                                                                                  263,662,403
                                                                               --------------
          INDIANA  0.8%
 1,500    Anderson, IN Econ Dev Rev Anderson Univ Proj...  6.375    10/01/26        1,505,055
 1,100    Crawfordsville, IN Redev Cmnty Dist Tax
          Increment Rev (GTY AGMT) (Acquired 10/15/97,
          Cost $1,100,000) (a)...........................  7.350    02/01/17        1,125,278
 1,195    Delaware Cnty, IN Redev Dist Tax Increment
          Rev............................................  6.875    02/01/18        1,200,043
   300    Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield
          Vlg Proj Ser A.................................  6.250    08/15/14          287,103
 3,975    Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield
          Vlg Proj Ser A.................................  6.375    08/15/27        3,640,504
 3,435    Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty
          Ser A Rfdg.....................................  6.400    05/15/24        3,405,871
 2,405    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
          Ser A..........................................  7.125    06/01/34        2,169,406
 1,500    Indiana Hlth Fac Hosp Rev......................  6.250    03/01/25        1,504,155
 1,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest
          IN Ser A.......................................  5.375    03/01/19          951,010
 2,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest
          IN Ser A.......................................  6.000    03/01/34        1,912,860
19,213    Indianapolis, IN Arpt Auth Rev Spl Fac United
          Airl Proj Ser A (AMT) (c) (d)..................  6.500    11/15/31        5,283,602
 3,000    North Manchester, IN Rev Peabody Retirement
          Cmnty Proj Ser A...............................  7.250    07/01/33        3,033,690
   175    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/10          106,158
   135    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/11           75,888
   130    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/12           67,694
   130    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/13           62,707
   125    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/14           55,854
   125    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/15           51,739
   125    Saint Joseph Cnty, IN Redev Dist Tax Increment
          Rev Ser B......................................   *       12/30/16           47,929

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          INDIANA (CONTINUED)
$  630    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...........................  7.500%   01/01/07   $      632,671
 1,405    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...........................  7.750    01/01/12        1,421,509
 2,045    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...........................  8.000    01/01/17        2,078,518
                                                                               --------------
                                                                                   30,619,244
                                                                               --------------
          IOWA  0.4%
 2,515    Black Hawk Cnty, IA Hlthcare Fac Rev Western
          Home Proj Ser B................................  6.625    05/01/33        2,499,759
 1,000    Bremer Cnty, IA Hlthcare & Residential Fac Rev
          Proj Rfdg......................................  7.250    11/15/29        1,000,530
 2,245    Des Moines, IA Sr Hsg Rev Luther Park Apts Inc
          Proj...........................................  6.250    12/01/34        2,170,623
 3,000    Iowa Fin Auth Cmnty Provider Rev Boys & Girls
          Home Family Proj (ACA Insd)....................  6.250    12/01/28        3,079,740
 2,965    Iowa Fin Auth Hlth Care Fac Care Initiatives
          Proj Rfdg......................................  9.250    07/01/25        3,484,231
 2,265    Iowa Fin Auth Retirement Fac Presbyterian Homes
          Mill Pond......................................  6.000    10/01/33        1,908,217
 2,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth
          Ctr Inc Proj...................................  6.750    10/01/33        2,018,400
                                                                               --------------
                                                                                   16,161,500
                                                                               --------------
          KANSAS  0.5%
   960    Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A
          Rfdg...........................................  8.000    07/01/16          878,938
 4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
          Ser B..........................................  6.250    05/15/26        4,013,880
 2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
          Ser C..........................................  6.700    05/15/27        2,028,840
 1,750    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
          Ser C..........................................  6.875    05/15/32        1,828,540
 2,875    Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A
          Rfdg...........................................  8.000    07/01/16        2,632,235
 2,650    Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc
          Ser A..........................................  8.000    05/15/30        2,878,668
 3,000    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A............................  7.375    01/01/32        2,994,420
                                                                               --------------
                                                                                   17,255,521
                                                                               --------------
          KENTUCKY  1.4%
 9,850    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
          Airl Proj Ser A (AMT)..........................  7.500    02/01/12        8,068,036
11,745    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
          Airl Proj Ser A (AMT)..........................  7.500    02/01/20        9,076,184

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          KENTUCKY (CONTINUED)
$28,670   Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
          Airl Proj Ser A (AMT)..........................  7.125%   02/01/21   $   20,858,285
10,280    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
          Airl Proj Ser A (AMT)..........................  6.125    02/01/22        6,718,700
   960    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
          Airl Proj Ser B................................  7.250    02/01/22          724,954
 1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
          Aviation Inc Proj Ser A (AMT)..................  6.625    07/01/19          812,960
 2,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
          Aviation Inc Proj Ser A (AMT)..................  6.700    07/01/29        1,552,860
 3,500    Newport, KY Pub Pptys Corp Rev First Mtg Pub
          Pkg & Plaza Ser A 1............................  8.500    01/01/27        3,590,300
                                                                               --------------
                                                                                   51,402,279
                                                                               --------------
          LOUISIANA  0.9%
    95    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A...............................  7.200    01/01/06           94,005
 2,495    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A...............................  7.125    01/01/28        2,382,700
 3,200    Louisiana Loc Govt Environment Fac Cmnty Dev
          Auth Rev Eunice Student Hsg Fndtn Proj.........  7.375    09/01/33        2,916,288
 2,815    Louisiana Loc Govt Environment Fac Hlthcare
          Saint James Place Ser A Rfdg...................  8.000    11/01/25        2,345,571
 4,000    Louisiana Loc Govt Environment Fac Hlthcare
          Saint James Place Ser A Rfdg...................  8.000    11/01/29        3,331,240
 1,670    Louisiana Loc Govt Environment Fac Sr Air Cargo
          (AMT)..........................................  6.650    01/01/25        1,707,308
 1,450    Louisiana Pub Fac Auth Rev Hlth Fac Glen
          Retirement Ser A...............................  6.700    12/01/25        1,471,213
13,250    Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn
          Proj Ser B.....................................  5.500    05/15/27       13,263,647
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare.......................................  6.375    10/01/20          856,350
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare.......................................  6.375    10/01/28          803,470
 3,000    Louisiana St Hlth Ed Auth Lambeth House Proj A
          Rfdg...........................................  6.200    01/01/28        2,908,080
   325    Port New Orleans, LA Indl Dev Rev Avondale Inds
          Inc Proj Rfdg (Escrowed to Maturity)...........  8.250    06/01/04          325,182
 2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
          Christwood Proj Rfdg...........................  5.700    11/15/28        1,913,620
   500    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
          States Util Co Proj Ser A......................  7.500    05/01/15          514,215
 1,000    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
          States Util Co Proj Ser B......................  9.000    05/01/15        1,046,700
                                                                               --------------
                                                                                   35,879,589
                                                                               --------------

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MAINE  0.3%
$2,000    Maine Hlth & Higher Ed Fac Piper Shores Ser
          A..............................................  7.550%   01/01/29   $    2,082,440
 8,050    Rumford, ME Solid Waste Disp Rev Boise Cascade
          Corp Proj Rfdg (AMT)...........................  6.875    10/01/26        8,055,071
                                                                               --------------
                                                                                   10,137,511
                                                                               --------------
          MARYLAND  1.3%
 1,956    Anne Arundel Cnty, MD Spl Tax Farmington Vlg
          Proj Ser A.....................................  6.250    06/01/25        1,959,364
 2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder Care
          Ser A..........................................  7.250    11/01/29        2,359,200
 1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev
          Auth...........................................  6.625    07/01/25        1,550,115
 1,245    Maryland St Cmnty Dev Admin Residential Ser B
          (AMT)..........................................  5.450    09/01/32        1,253,802
 6,715    Maryland St Econ Dev Corp Air Cargo BW II LLC
          Rfdg (AMT).....................................  6.500    07/01/24        6,035,778
 1,745    Maryland St Econ Dev Corp Air Cargo BW II LLC
          Rfdg (AMT).....................................  7.340    07/01/24        1,718,022
 3,000    Maryland St Econ Dev Corp MD Golf Course Sys...  8.250    06/01/28        2,735,010
 5,000    Maryland St Econ Dev Corp Student Hsg Rev MD
          College Park Proj..............................  5.625    06/01/35        5,008,350
 2,000    Maryland St Hlth & Higher Collington
          Episcopal......................................  6.750    04/01/23        1,580,200
 1,400    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg..............................  5.375    08/15/24        1,338,400
 7,770    Maryland St Medstar Hlth & Higher Hlth Rfdg....  5.500    08/15/33        7,416,698
 3,730    Montgomery Cnty, MD Econ Dev Rev Editorial Proj
          In Ed Ser A (Acquired 09/28/98, Cost
          $3,730,000) (a)................................  6.400    09/01/28        3,433,465
   730    Montgomery Cnty, MD Econ Dev Rev Editorial Proj
          In Ed Ser A (Acquired 09/28/98, Cost $732,947)
          (a)............................................  6.250    09/01/08          717,247
 1,360    Montgomery Cnty, MD Spl Oblig West Germantown
          Dev Dist Jr Ser B (Acquired 03/25/02, Cost
          $1,360,000) (a)................................  6.700    07/01/27        1,377,626
 3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
          Woodview Ser A.................................  8.000    07/01/26        3,246,360
 4,000    Prince Georges Cnty, MD Spl Oblig Woodview Vlg
          Phase II Subdist...............................  7.000    07/01/32        4,038,520
 1,000    Westminster, MD Econ Dev Carroll Lutheran Vlg
          Ser A (b)......................................  6.000    05/01/24          986,800
 1,500    Westminster, MD Econ Dev Carroll Lutheran Vlg
          Ser A (b)......................................  6.250    05/01/34        1,500,345
                                                                               --------------
                                                                                   48,255,302
                                                                               --------------
          MASSACHUSETTS  5.7%
 1,620    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg...........................  5.875    07/01/18        1,541,689
 4,750    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg...........................  6.000    07/01/28        4,302,407
 1,500    Massachusetts St Dev Fin Agy Briarwood Ser B...  8.000    12/01/18        1,571,730

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$2,500    Massachusetts St Dev Fin Agy Briarwood Ser B...  8.000%   12/01/22   $    2,615,825
 6,165    Massachusetts St Dev Fin Agy Criterion Child
          Enrichment.....................................  6.750    01/01/34        6,149,587
 1,230    Massachusetts St Dev Fin Agy Dimock Cmnty Hlth
          Ctr............................................  6.250    12/01/13        1,254,440
 2,000    Massachusetts St Dev Fin Agy First Mtg Loomis
          Cmntys Proj Ser A..............................  6.900    03/01/32        2,033,340
 7,565    Massachusetts St Dev Fin Agy Rdimock Cmnty Hlth
          Ctr............................................  6.750    12/01/33        7,644,508
 5,865    Massachusetts St Dev Fin Agy Regis College.....  5.500    10/01/28        4,673,525
   945    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...................  6.100    09/01/18          977,017
 1,445    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...................  6.250    09/01/28        1,491,428
 1,685    Massachusetts St Dev Fin Agy Rev Developmental
          Disabilities Inc...............................  6.750    06/01/20        1,708,607
 9,675    Massachusetts St Dev Fin Agy Rev Developmental
          Disabilities Inc (Acquired 10/4/01, 12/20/02,
          11/19/03, Cost $10,290,557) (a)................  8.000    06/01/20       10,415,137
   880    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 07/27/00, Cost $880,000)
          (a)............................................  7.750    06/01/18          902,616
 1,195    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth Ser B (Acquired 11/19/98, Cost
          $1,195,000) (a)................................  6.375    06/01/18        1,067,290
 4,865    Massachusetts St Dev Fin Agy Rev Hillcrest Ed
          Ctr Inc........................................  6.375    07/01/29        4,583,949
   455    Massachusetts St Dev Fin Agy Rev Hlth Fac
          Beverly Inc Proj Rfdg (Acquired 08/21/03, Cost
          $457,275) (a)..................................  7.375    04/01/09          454,845
 5,000    Massachusetts St Dev Fin Agy Rev Hlthcare Fac
          Alliance Ser A.................................  7.100    07/01/32        4,834,600
 2,320    Massachusetts St Dev Fin Agy Rev Lexington
          Montessori Sch Issue (Acquired 07/30/99, Cost
          $2,320,000) (a)................................  6.625    08/01/29        2,360,716
   915    Massachusetts St Dev Fin Agy Rev Mchsp Human
          Svc Providers Ser A............................  6.750    07/01/18          872,626
   645    Massachusetts St Dev Fin Agy Rev Mchsp Human
          Svc Providers Ser A (Escrowed to Maturity).....  7.500    07/01/10          657,197
 1,025    Massachusetts St Dev Fin Agy Rev Mchsp Human
          Svc Providers Ser A (Prerefunded @ 07/01/10)...  8.000    07/01/20        1,264,932
 2,450    Massachusetts St Dev Fin Agy Rev Mchsp Human
          Svc Providers Ser C............................  7.750    07/01/30        2,470,188
 5,200    Massachusetts St Dev Fin Agy Rev New England
          Ctr For Children...............................  6.000    11/01/19        5,155,904

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$3,090    Massachusetts St Dev Fin Agy Rev Whitney
          Academy Issue..................................  7.500%   09/01/30   $    3,066,701
 2,000    Massachusetts St Dev Fin Agy Wgbh Ed Fndtn Ser
          A (AMBAC Insd).................................  5.375    01/01/42        2,037,260
   725    Massachusetts St Hlth & Ed Baystate Fac Auth
          Rev Med Ctr Ser F..............................  5.500    07/01/22          738,463
 1,200    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
          Christi Oblig Grp Ser A........................  5.700    07/01/15        1,204,824
 1,650    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
          Christi Oblig Grp Ser A........................  5.625    07/01/20        1,582,498
 2,500    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
          Christi Oblig Grp Ser A........................  5.750    07/01/28        2,300,150
 5,000    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
          Christi Oblig Grp Ser B........................  6.750    07/01/16        5,376,350
 9,845    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
          Christi Oblig Grp Ser B........................  6.250    07/01/22       10,025,262
10,145    Massachusetts St Hlth & Ed Fac Auth Rev
          Christopher House Ser A Rfdg...................  6.875    01/01/29        9,664,736
 6,800    Massachusetts St Hlth & Ed Fac Auth Rev Civic
          Investments Ser B..............................  9.150    12/15/23        7,817,960
 3,610    Massachusetts St Hlth & Ed Fac Auth Rev Jordan
          Hosp Ser D.....................................  5.250    10/01/23        3,103,048
 1,465    Massachusetts St Hlth & Ed Fac Auth Rev Jordan
          Hosp Ser D.....................................  5.375    10/01/28        1,232,622
 6,750    Massachusetts St Hlth & Ed Fac Auth Rev Jordan
          Hosp Ser E.....................................  6.750    10/01/33        6,881,152
 7,490    Massachusetts St Hlth & Ed Fac Auth Rev Lasell
          College Ser A..................................  5.625    07/01/29        6,029,750
 5,600    Massachusetts St Hlth & Ed Fac Auth Rev Milford
          Whitinsville Hosp Ser D........................  6.350    07/15/32        5,623,688
 3,000    Massachusetts St Hlth & Ed Fac Auth Rev Nichols
          College Issue Ser C............................  6.125    10/01/29        2,906,040
 2,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn
          Hlthcare Sys Ser C.............................  5.750    07/01/32        2,072,460
 7,600    Massachusetts St Hlth & Ed Fac Auth Rev Saint
          Mem Med Ctr Ser A..............................  6.000    10/01/23        7,064,352
 2,000    Massachusetts St Hlth & Ed Nichols College
          Issue Ser C....................................  6.000    10/01/17        2,039,600
 6,090    Massachusetts St Indl Fin Agy Assisted Living
          Fac Rev Marina Bay LLC Proj (AMT)..............  7.500    12/01/27        6,149,012
 7,900    Massachusetts St Indl Fin Agy Assisted Living
          Fac Rev Newton Group Pptys LLC Proj (AMT)......  8.000    09/01/27        8,347,219
 4,000    Massachusetts St Indl Fin Agy Hlthcare Fac Rev
          Metro Hlth Fndtn Inc Proj Ser A................  6.750    12/01/27        3,687,320
   845    Massachusetts St Indl Fin Agy HMEA Issue.......  7.000    09/01/12          797,849

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$  670    Massachusetts St Indl Fin Agy Indl Rev Beverly
          Enterprises Inc Gloucester & Lexington Proj
          Rfdg...........................................  8.375%   05/01/09   $      676,941
 2,555    Massachusetts St Indl Fin Agy Rev East Boston
          Neighborhood Proj..............................  7.500    07/01/16        2,522,858
 2,560    Massachusetts St Indl Fin Agy Rev East Boston
          Neighborhood Proj..............................  7.625    07/01/26        2,468,864
   350    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
          Inc............................................  8.000    11/01/06          357,420
 1,230    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
          Inc............................................  8.375    11/01/13        1,340,737
 2,165    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
          Inc............................................  8.500    11/01/20        2,389,814
 3,100    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
          Inc (Acquired 03/18/97, Cost $3,100,000) (a)...  9.250    11/01/11        3,106,014
   825    Massachusetts St Indl Fin Agy Rev First Mtg
          GFPilgrim Inc Proj.............................  6.500    10/01/15          740,256
 2,000    Massachusetts St Indl Fin Agy Rev First Mtg
          GFPilgrim Inc Proj.............................  6.750    10/01/28        1,717,440
13,035    Massachusetts St Indl Fin Agy Rev First Mtg
          Reeds Landing Proj (Variable Rate Coupon)......  7.100    10/01/28       12,793,722
 1,700    Massachusetts St Indl Fin Agy Rev First Mtg
          Stone Institute & Newton.......................  7.700    01/01/14        1,744,285
 1,440    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 01/24/98, Cost
          $1,440,000) (a)................................  6.200    06/01/08        1,390,608
 5,865    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/98, Cost
          $5,865,000) (a)................................  6.375    06/01/18        5,534,566
   330    Massachusetts St Indl Fin Agy Rev Hillcrest Ed
          Ctr Inc Proj (Escrowed to Maturity)............  8.000    07/01/05          352,140
 3,380    Massachusetts St Indl Fin Agy Rev JRC Assisted
          Living.........................................  7.500    07/01/26        3,340,184
 2,600    Massachusetts St Indl Fin Agy Rev Montserrat
          College Art Issue Ser A (Acquired 12/23/97,
          Cost $2,600,000) (a)...........................  7.000    12/01/27        2,604,680
 2,000    Massachusetts St Indl Fin Agy Rev Sr Living Fac
          Forge Hill Proj (AMT)..........................  6.750    04/01/30        1,859,580
                                                                               --------------
                                                                                  215,692,528
                                                                               --------------
          MICHIGAN  2.6%
 1,000    Chelsea, MI Econ Dev Corp Rev Utd Methodist
          Retirement Rfdg................................  5.400    11/15/18          924,740
 2,250    Chelsea, MI Econ Dev Corp Rev Utd Methodist
          Retirement Rfdg................................  5.400    11/15/27        1,950,412
 2,005    Concord Academy Atrm MI Ctf Part...............  8.000    08/01/31        1,792,049
   855    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
          Ser B (Acquired 09/08/97, Cost $855,000) (a)...  6.700    05/01/21          834,275
 3,040    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
          Ser C (Acquired 09/08/97, Cost $3,040,000)
          (a)............................................  6.850    05/01/21        2,909,462

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MICHIGAN (CONTINUED)
$13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr
          Rfdg...........................................  6.000%   07/01/20   $   13,454,561
    95    George Washington Carver, MI Pub...............  8.000    09/01/17           89,065
 1,975    George Washington Carver, MI Pub...............  8.125    09/01/30        1,819,133
 1,590    Grand Blanc Academy, MI Ctf Part...............  7.750    02/01/30        1,504,633
 2,845    John Tolfree Hlth Sys Corp Rfdg................  6.000    09/15/23        2,696,975
 3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
          Heritage Ser A.................................  7.250    05/15/25        3,041,430
 4,250    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B.........................  5.750    11/15/25        3,915,950
 9,725    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
          Clemens Gen Hosp Ser B.........................  5.875    11/15/34        8,957,697
 2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev First
          Mtg Burcham Hills Ser A Rfdg...................  7.500    07/01/13        2,435,051
 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev First
          Mtg Burcham Hills Ser A Rfdg...................  7.750    07/01/19        3,506,420
 2,095    Michigan St Hosp Fin Auth Rev Hosp Central Mich
          Cmnty Hosp.....................................  6.250    10/01/27        2,097,388
 5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
          Oblig Group Ser A..............................  5.750    04/01/32        5,070,450
 1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.........................  6.000    02/01/14        1,536,610
 7,315    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.........................  6.000    02/01/24        7,197,375
   400    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
          MI Oblig.......................................  6.375    01/01/15          386,696
 3,000    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
          MI Oblig.......................................  6.400    01/01/15        2,906,700
 6,500    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
          MI Oblig.......................................  6.500    01/01/25        5,924,165
 2,900    Michigan St Hosp Fin Auth Rev Trinity Hlth
          Credit Ser C Rfdg..............................  5.375    12/01/30        2,929,551
 3,000    Michigan St Strategic Fd Detroit Edison Pollutn
          Ctl Ser B Rfdg (AMT)...........................  5.650    09/01/29        3,007,320
 1,328    Michigan St Strategic Fd Ltd Oblig Rev Great
          Lakes Pulp & Fiber Proj (AMT) (d) (e)..........  8.000    12/01/27          195,564
 3,875    Michigan St Strategic Fd Solid Genesee Pwr Sta
          Proj Rfdg (AMT)................................  7.500    01/01/21        3,239,500
 4,500    Pontiac, MI Hosp Fin Auth Hosp Rev Nomc Oblig
          Group..........................................  6.000    08/01/23        3,913,245
 3,000    Star Intl Academy MI Ctf Part..................  8.000    03/01/33        3,063,360
 2,160    Wayne Charter Cnty, MI Spl Arpt Rev............  6.750    12/01/15        1,854,727
 5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev Bd.....  7.500    04/01/33        5,109,995
                                                                               --------------
                                                                                   98,264,499
                                                                               --------------

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MINNESOTA  3.5%
$5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr
          Proj...........................................  7.750%   02/01/31   $    5,139,350
 1,750    Albertville, MN Multi-Family Rev Hsg Cottages
          Albertville Proj Ser A.........................  6.750    09/01/29        1,614,935
 2,460    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
          West Proj Ser A................................  6.000    10/01/28        2,012,132
 2,000    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
          West Proj Ser B................................  6.000    10/01/33        1,647,900
 1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith Social
          Svc Inc Proj...................................  7.500    04/01/19        1,418,271
 2,250    Carlton, MN Hlth & Hsg Fac Inter-Faith Social
          Svc Inc Proj...................................  7.750    04/01/29        2,320,132
   750    Chisago City, MN Hlth Fac Rev Part Pleasant
          Heights Proj Ser A Rfdg........................  7.300    07/01/25          775,530
 3,000    Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens
          Proj Rfdg......................................  6.000    11/01/28        2,833,860
 4,200    Dakota Cnty, MN Hsg & Redev....................  6.250    05/01/29        3,740,604
 2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint
          Lukes Hosp.....................................  7.250    06/15/22        2,634,125
 5,630    Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint
          Lukes Hosp.....................................  7.250    06/15/32        5,862,069
 1,500    Duluth, MN Econ Dev Hlth Care Benedictine Hlth
          Sys Saint Marys................................  4.875    02/15/33        1,346,430
 1,000    Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN
          Proj Ser A.....................................  6.625    12/01/30        1,011,640
 4,020    Fridley, MN Sr Hsg Banfill Crossing Homes
          Proj...........................................  6.750    09/01/34        3,968,383
 2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc
          Proj...........................................  7.500    04/01/31        2,674,100
 1,200    Maplewood, MN Hlthcare Fac Rev VOA Care Ctr
          Proj...........................................  7.450    10/01/16        1,205,940
   625    Marshall, MN Med Ctr Gross Rev Weiner Mem Med
          Ctr Proj Ser A.................................  6.000    11/01/28          638,725
   800    Minneapolis & Saint Paul, MN Hsg & Redev Auth
          Hlthcare Hlth Partners Oblig Group Proj........  5.875    12/01/29          802,880
25,065    Minneapolis & Saint Paul, MN Met Northwest Airl
          Proj Ser A (AMT)...............................  7.000    04/01/25       21,923,102
 6,250    Minneapolis & Saint Paul, MN Met Northwest Airl
          Proj Ser B (AMT) (Variable Rate Coupon)........  6.500    04/01/25        5,908,312
 1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
          Society Proj Ser A.............................  7.200    07/01/23          961,880
 1,000    Minneapolis, MN Hlthcare Fac Rev Saint Olaf
          Residence Inc Proj.............................  7.100    10/01/23          820,910
   350    Minneapolis, MN Multi-Family Rev Hsg Belmont
          Apt Proj (AMT).................................  7.250    11/01/16          345,474
 1,320    Minneapolis, MN Multi-Family Rev Hsg Belmont
          Apt Proj (AMT).................................  7.625    11/01/27        1,306,391

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MINNESOTA (CONTINUED)
$2,050    Minneapolis, MN Rev Walker Methodist Sr Svcs
          Ser A..........................................  5.875%   11/15/18   $    1,692,706
 4,950    Minneapolis, MN Rev Walker Methodist Sr Svcs
          Ser A..........................................  6.000    11/15/28        3,786,602
 2,000    Minnesota Agric & Econ Dev Brd Rev Evangelical
          Luthern Proj...................................  6.625    08/01/25        2,142,160
 3,040    New Brighton, MN Rental Hsg Rev Polynesian Vlg
          Apt Proj Ser A Rfdg (AMT)......................  7.500    10/01/17        3,011,819
 1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj Ser
          A..............................................  6.750    12/01/33        1,422,264
 2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
          Heights Apts Proj (AMT)........................  7.450    10/01/32        1,920,200
 2,825    Saint Louis Park, MN Rev Roitenberg Family
          Asstd Liv Ser A................................  6.750    08/15/21        2,794,066
 2,415    Saint Paul, MN Hsg & Redev Auth Hope Cmnty
          Academy Proj Ser A.............................  6.750    12/01/33        2,410,363
 6,715    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser A Rfdg.......................  6.625    11/01/17        6,787,253
   720    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser B............................  6.625    11/01/17          727,258
 3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev New
          Spirit Schs Proj Ser A.........................  7.500    12/01/31        3,513,825
 1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve
          Language Academy Ser A Rfdg....................  7.000    12/01/32        1,626,048
 2,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
          Academy Proj Ser A.............................  7.875    12/01/30        2,169,760
 4,035    Saint Paul, MN Hsg & Redev Model Cities Hlth
          Ctr Ser A......................................  7.250    11/01/26        3,871,179
 6,000    Saint Paul, MN Port Auth Hotel Fac Rev Radisson
          Kellogg Proj Ser 2 Rfdg........................  7.375    08/01/29        6,026,220
 4,880    Vadnais Heights, MN Multi-Family Rev Hsg
          Cottages Vadnais Hghts Rfdg (AMT)..............  7.000    12/01/31        4,961,057
 1,650    Victoria, MN Private Sch Fac Holy Fam Catholic
          High Sch Ser A.................................  5.850    09/01/24        1,597,563
 4,500    Victoria, MN Private Sch Fac Holy Fam Catholic
          High Sch Ser A.................................  5.875    09/01/29        4,327,920
 4,775    Washington Cnty, MN Hsg & Redev Auth Hosp Fac
          Rev Hltheast Proj..............................  5.500    11/15/27        4,294,922
                                                                               --------------
                                                                                  131,996,260
                                                                               --------------
          MISSISSIPPI  0.4%
 5,585    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
          Energy Res Inc Proj............................  5.875    04/01/22        5,611,138
 6,250    Mississippi Dev Bank Spl Oblig Diamond Lakes
          Util Ser A Rfdg................................  6.250    12/01/17        5,980,063

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSISSIPPI (CONTINUED)
$1,000    Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
          S W MS Med Rfdg................................  5.750%   04/01/23   $      997,060
 2,000    Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
          S W MS Med Rfdg................................  5.750    04/01/29        1,947,000
                                                                               --------------
                                                                                   14,535,261
                                                                               --------------
          MISSOURI  2.3%
 1,000    370 Missouri Bottom Rd Taussig Rd Trans Dev
          Dist...........................................  7.000    05/01/22        1,026,920
 4,750    370 Missouri Bottom Rd Taussig Rd Trans Dev
          Dist...........................................  7.200    05/01/33        4,892,833
 3,600    Ballwin, MO Tax Increment Rev Impt Ballwin Town
          Ctr Ser A Rfdg.................................  6.500    10/01/22        3,630,240
 3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah
          Cmnty Proj.....................................  5.900    05/01/28        2,706,750
 3,000    Cape Girardeau Cnty, MO Indl Southeast MO Hosp
          Assoc..........................................  5.750    06/01/32        3,027,750
 3,000    Chesterfield, MO Indl Dev Auth Sr Living Fac
          Rev Willows at Brooking Pk Proj Ser A..........  6.625    12/01/31        2,946,750
 2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
          Gambrill Gardens Phase I Proj Ser A............  6.750    04/01/33        2,273,607
 2,755    Ellisville, MO Indl Dev Auth Indl Dev Rev Impt
          Gambrill Gardens Proj Rfdg.....................  6.200    06/01/29        2,547,631
 4,000    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg...............................  6.125    10/01/21        4,054,280
 1,000    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg...............................  7.000    10/01/21        1,070,270
   525    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...............................  7.250    04/01/07          530,471
 2,000    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...............................  7.625    04/01/17        2,113,140
   721    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...............................  7.625    04/01/18          760,431
 3,610    Good Shepard Nursing Home Dist MO Nursing Home
          Fac Rev Rfdg...................................  5.900    08/15/23        3,159,075
   609    Kansas City, MO Indl Dev Auth Multi-Family Hsg
          Rev Brentwood Manor Apt Proj Ser A (AMT).......  6.950    04/15/15          594,451
 1,508    Kansas City, MO Indl Dev Auth Multi-Family Hsg
          Rev Brentwood Manor Apt Proj Ser B (AMT).......  7.250    10/15/38        1,447,243
   405    Kansas City, MO Indl Dev Auth Multi-Family Hsg
          Rev Walnut Grove Apt Proj Ser B (AMT)..........  7.550    06/15/12          427,413
   990    Kansas City, MO Indl Dev Auth Multi-Family Hsg
          Rev Walnut Grove Apt Proj Ser B (AMT)..........  7.550    06/15/22        1,019,957
 3,430    Kansas City, MO Indl Dev Auth Multi-Family Hsg
          Rev Walnut Grove Apt Proj Ser B (AMT)..........  7.550    06/15/35        3,512,663
 1,000    Kansas City, MO Multi-Family Hsg Rev Northwoods
          Apts Proj Ser A (AMT)..........................  6.450    05/01/40          970,070

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$2,850    Kansas City, MO Multi-Family Hsg Rev Vlg Green
          Apt Proj (AMT).................................  6.250%   04/01/30   $    1,772,957
 2,000    Kansas City, MO Indl Dev Plaza Lib Proj........  5.900    03/01/24        1,880,840
   375    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          Bethesda Ser A (Prerefunded @ 08/15/04)........  7.500    08/15/12          387,420
 5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr........  6.750    10/01/31        5,082,150
 3,995    Osage Beach, MO Tax Increment Prewitts Point
          Proj...........................................  6.750    05/01/23        3,950,616
 3,000    Perry Cnty, MO Nursing Home Rev Rfdg...........  5.900    03/01/28        2,604,600
 5,500    Saint Joseph, MO Indl Dev Auth Living Cmnty
          Saint Joseph Proj..............................  7.000    08/15/32        5,695,965
 8,000    Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev
          Ranken-Jordan Proj Ser A.......................  6.625    11/15/35        8,025,360
 1,215    Saint Louis, MO Tax Increment Rev Scullin Redev
          Area Ser A..................................... 10.000    08/01/10        1,416,581
 3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John
          Fitzgibbon Mem Hosp Inc (Acquired 01/12/99,
          Cost $3,265,097) (a)...........................  6.500    12/01/28        3,360,378
 4,885    Three Riv Jr College Dist MO Cmnty College.....  7.000    09/01/31        4,095,584
 5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape
          Albeon Proj....................................  6.150    12/01/33        5,520,480
                                                                               --------------
                                                                                   86,504,876
                                                                               --------------
          NEVADA  0.7%
 2,000    Boulder City, NV Hosp Rev Boulder City Hosp Inc
          Proj Rfdg......................................  5.850    01/01/22        1,697,600
 5,815    Clark Cnty, NV Assisted Living Homestead
          Boulder City Proj..............................  6.500    12/01/27        5,280,718
 2,000    Clark Cnty, NV Impt Dist Spl Impt Dist No-142
          Loc Impt.......................................  6.100    08/01/18        2,000,980
 2,750    Clark Cnty, NV Impt Dist Spl Impt Dist No-142
          Loc Impt.......................................  6.375    08/01/23        2,737,653
 1,000    Henderson, NV Loc Impt Dist No T 13 Ser A......  6.800    03/01/22        1,008,300
 4,000    Henderson, NV Loc Impt Dist No T 13 Ser B......  6.900    03/01/22        4,047,760
 1,500    Henderson, NV Loc Impt Dist No T 14............  5.800    03/01/23        1,525,155
   645    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
          Springs........................................  8.000    09/15/13          662,628
 1,750    North Las Vegas, NV Loc Impt Spl Impt Dist No
          60 Aliante.....................................  6.400    12/01/22        1,747,165
 4,885    Reno, NV Spl Assmt Dist No 4 Somersett Pkwy....  6.625    12/01/22        4,900,534
                                                                               --------------
                                                                                   25,608,493
                                                                               --------------
          NEW HAMPSHIRE  1.2%
 4,845    New Hampshire Higher Ed & Hlth Daniel Webster
          College Issue..................................  6.300    07/01/29        4,470,385
   435    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Colby-Sawyer College Issue.....................  7.200    06/01/12          458,046

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW HAMPSHIRE (CONTINUED)
$2,565    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Colby-Sawyer College Issue.....................  7.500%   06/01/26   $    2,672,166
   240    New Hampshire Higher Ed & Hlth Fac Auth Rev
          First Mtg Odd Fellows Home Rfdg................  8.000    06/01/04          240,007
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          First Mtg Odd Fellows Home Rfdg................  9.000    06/01/14        2,216,820
 1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.....................  7.350    01/01/18        1,014,010
 4,825    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.....................  7.450    01/01/25        4,877,255
 2,125    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Hlthcare Visiting Nurse (Acquired 09/23/93,
          Cost $2,092,543) (a)...........................  7.250    09/01/23        2,144,933
 4,000    New Hampshire Higher Ed & Hlth Fac Auth Rev New
          England College................................  6.125    03/01/19        3,265,360
   695    New Hampshire Higher Ed & Hlth Fac Auth Rev New
          London Hosp Assn Proj..........................  7.500    06/01/05          714,675
 1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A.....................  6.500    03/01/23          973,490
 1,500    New Hampshire Higher Ed & Hlth Hosp Littleton
          Hosp Assn Ser A................................  5.900    05/01/18        1,383,045
 1,250    New Hampshire Higher Ed & Hlth Hosp Littleton
          Hosp Assn Ser A................................  6.000    05/01/28        1,082,863
 6,315    New Hampshire Higher Hlth & Ed Fac Daniel
          Webster College Issue..........................  7.500    07/01/31        6,126,182
 1,570    New Hampshire Hlth & Ed Fac Auth Rev Huntington
          at Nashua Ser A................................  6.875    05/01/23        1,550,124
 4,600    New Hampshire Hlth & Ed Fac Auth Rev Huntington
          at Nashua Ser A................................  6.875    05/01/33        4,463,932
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH College
          Issue..........................................  7.500    01/01/31        1,061,330
 1,735    New Hampshire Hlth & Ed Fac Hlthcare Sys
          Covenant Hlth..................................  5.500    07/01/34        1,671,725
 3,045    New Hampshire St Business Fin Auth Elec Fac Rev
          Plymouth Cogeneration (AMT) (Acquired 06/29/93,
          Cost $2,993,256) (a)...........................  7.750    06/01/14        3,000,787
 3,000    New Hampshire St Business Fin Auth Rev Alice
          Peck Day Hlth Systems Ser A Rfdg...............  7.000    10/01/29        2,978,490
   190    New Hampshire St Hsg Fin Auth Single Family Rev
          Mtg Acquisition Ser G (AMT)....................  6.300    01/01/26          194,668
   410    New Hampshire St Hsg Fin Auth Single Family Rev
          Ser D (AMT)....................................  5.900    07/01/28          418,134
                                                                               --------------
                                                                                   46,978,427
                                                                               --------------

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY  4.0%
$4,990    Camden Cnty, NJ Impt Auth Lease Rev Dockside
          Refrig (Acquired 03/8/96, 01/29/97, 02/3/97,
          05/20/97, Cost $5,162,303) (a) (c) (d).........  8.400%   04/01/24   $    4,066,850
 4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn PT
          Marine Term Ser A (AMT) (c) (d)................  8.000    06/01/27          270,000
 2,910    New Jersey Econ Dev Auth Asstd Living Rev
          Meridian Asstd Living Proj.....................  6.750    08/01/30        2,619,000
 6,000    New Jersey Econ Dev Auth Cedar Crest Vlg Inc
          Fac Ser A......................................  7.250    11/15/21        6,140,400
 3,450    New Jersey Econ Dev Auth Econ Dev Rev United
          Methodist Homes Ser A..........................  6.125    07/01/23        3,392,627
 5,800    New Jersey Econ Dev Auth Econ Dev Rev United
          Methodist Homes Ser A..........................  6.250    07/01/33        5,659,234
   200    New Jersey Econ Dev Auth First Mtg Cranes Mill
          Ser A..........................................  7.000    02/01/10          202,742
 1,500    New Jersey Econ Dev Auth First Mtg Cranes Mill
          Ser A..........................................  7.375    02/01/17        1,529,640
 3,500    New Jersey Econ Dev Auth First Mtg Cranes Mill
          Ser A..........................................  7.500    02/01/27        3,575,215
 2,355    New Jersey Econ Dev Auth First Mtg Franciscan
          Oaks Proj......................................  5.750    10/01/23        2,159,959
   600    New Jersey Econ Dev Auth First Mtg Hamilton
          Cont Care Ser A................................  8.350    11/01/30          606,060
 1,500    New Jersey Econ Dev Auth First Mtg Presbyterian
          Ser A..........................................  6.250    11/01/20        1,512,600
 1,500    New Jersey Econ Dev Auth First Mtg Presbyterian
          Ser A..........................................  6.375    11/01/31        1,510,380
 1,250    New Jersey Econ Dev Auth First Mtg Seashore
          Gardens Proj...................................  8.000    04/01/23        1,264,763
 3,500    New Jersey Econ Dev Auth First Mtg Seashore
          Gardens Proj...................................  8.000    04/01/31        3,519,180
 6,000    New Jersey Econ Dev Auth First Mtg Seashore
          Gardens Proj...................................  7.750    04/01/33        5,857,380
 1,000    New Jersey Econ Dev Auth Holt Hauling & Warehsg
          Rev Ser G Rfdg (c) (d).........................  8.400    12/15/15          815,000
 2,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
          Seabrook Vlg Inc Ser A.........................  8.250    11/15/30        2,142,560
 1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
          Ser A..........................................  8.000    11/15/15        1,069,620
 1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
          Ser A..........................................  8.125    11/15/18        1,049,540
 1,440    New Jersey Econ Dev Auth Retirement Cmnty Rev
          Ser A..........................................  8.125    11/15/23        1,538,582
   500    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05)......................................  8.500    01/01/10          530,115

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$1,000    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05)......................................  9.250%   01/01/25   $    1,064,800
   975    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A...........................  8.250    04/01/10          531,180
 2,060    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A...........................  8.500    04/01/16        1,122,865
   825    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Escrowed to
          Maturity)......................................  7.500    11/01/05          867,306
 1,100    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06)......................................  8.500    11/01/16        1,272,513
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06)......................................  8.625    11/01/25        1,739,505
 1,625    New Jersey Econ Dev Auth Rev Kullman Assoc LLC
          Proj Ser A (AMT)...............................  6.125    06/01/18        1,356,420
   860    New Jersey Econ Dev Auth Rev Kullman Assoc LLC
          Proj Ser A (AMT)...............................  6.750    07/01/19          789,317
 2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplanade Bear.................................  7.000    06/01/39        2,033,975
 6,975    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
          Proj Ser A Rfdg................................  6.000    05/15/28        6,366,152
 7,055    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)................  6.625    09/15/12        6,081,410
12,360    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)................  6.250    09/15/19        9,718,297
 1,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)................  6.400    09/15/23          777,340
21,590    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)................  6.250    09/15/29       15,834,538
   680    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT) (Variable Rate
          Coupon)........................................  7.000    11/15/30          551,024
25,125    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT) (Variable Rate
          Coupon)........................................  9.000    06/01/33       24,372,004
 4,385    New Jersey Hlthcare Cap Hlth Sys Oblig Grp Ser
          A..............................................  5.750    07/01/23        4,467,087
 1,500    New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth
          Sys Oblig Grp Ser A............................  5.000    07/01/26        1,387,545
 1,850    New Jersey Hlthcare Fac Fin Auth Rev Care
          Institute Inc Cherry Hill Proj.................  7.750    07/01/10        1,909,200
 1,000    New Jersey Hlthcare Fac Fin Auth Rev Palisades
          Med Ctr NY Hlthcare............................  6.625    07/01/31        1,037,140

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$1,250    New Jersey Hlthcare Fac Fin Auth Rev Pascack
          Vlg Hosp Assn..................................  6.000%   07/01/13   $    1,284,725
 1,200    New Jersey Hlthcare Fac Fin Auth Rev Pascack
          Vlg Hosp Assn..................................  6.500    07/01/23        1,236,996
 7,000    New Jersey Hlthcare Fac Fin Auth Rev Pascack
          Vlg Hosp Assn..................................  6.625    07/01/36        7,252,560
 1,640    New Jersey Hlthcare Fac Fin Auth Rev Raritan
          Bay Med Ctr Issue Rfdg.........................  7.250    07/01/14        1,682,558
 2,135    New Jersey Hlthcare Fac Fin Auth Rev South
          Jersey Hosp....................................  6.000    07/01/32        2,184,959
   720    New Jersey Hlthcare Fac Trinitas Hosp Oblig
          Grp............................................  7.500    07/01/30          783,425
 1,080    New Jersey St Ed Fac Auth Rev Caldwell College
          Ser A..........................................  7.250    07/01/25        1,101,362
 3,775    New Jersey St Ed Fac Auth Rev Felician College
          of Lodi Ser D (Acquired 11/07/97, Cost
          $3,775,000) (a)................................  7.375    11/01/22        3,781,342
                                                                               --------------
                                                                                  153,618,992
                                                                               --------------
          NEW MEXICO  0.7%
 7,090    Albuquerque, NM Retirement Fac Rev La Vida
          Llena Proj Ser B Rfdg..........................  6.600    12/15/28        6,823,487
 1,525    Bernalillo Cnty, NM Multi-Family Rev Hsg Sr
          Solar Villas Apt Ser F.........................  7.250    10/15/22        1,553,868
 3,000    Farmington, NM Pollutn Ctl Rev Public Svc Co NM
          Proj Ser A (AMT)...............................  6.600    10/01/29        3,115,230
 3,915    New Mexico Hsg Auth Region III Sr Brentwood
          Gardens Apt Ser A (AMT)........................  6.850    12/01/31        3,959,670
 2,370    New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj
          Sr Ser A.......................................  7.500    12/01/30        2,374,385
 2,770    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
          Woodleaf Apt Proj Ser A Rfdg (GNMA
          Collateralized)................................  7.125    12/15/27        2,517,348
 3,445    San Juan Cnty, NM Multi-Family Hsg Apple Ridge
          Apts Sr Ser A (AMT)............................  7.250    12/01/31        3,471,940
 3,250    Santa Fe Cnty, NM Proj Rev El Castillo
          Retirement Ser A...............................  5.625    05/15/25        2,866,078
   575    Santa Fe, NM Indl Rev Casa Real Nursing Home
          Rfdg...........................................  9.750    01/01/13          575,380
   750    Ventana West Pub Impt Dist Nm (b)..............  6.875    08/01/33          751,260
                                                                               --------------
                                                                                   28,008,646
                                                                               --------------
          NEW YORK  5.7%
 1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek
          Proj Ser A.....................................  7.000    12/01/24          789,340
 1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek
          Proj Ser A.....................................  7.000    12/01/34        1,184,040
 1,970    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen
          Proj Ser A.....................................  6.875    06/01/39        1,725,109

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,105    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
          Inc Ser A......................................  7.750%   11/15/10   $    1,153,863
 3,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
          Inc Ser A......................................  8.125    11/15/20        3,138,180
 1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
          Inc Ser A......................................  8.250    11/15/30        1,041,950
 1,340    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
          Rev Woodcrest Estates Fac Ser A (AMT)..........  6.250    12/01/23        1,306,138
 4,760    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
          Rev Woodcrest Estates Fac Ser A (AMT)..........  6.375    12/01/37        4,597,446
 1,080    Castle Rest Residential Hlthcare Fac NY Rev
          Hlthcare Fac Ser B.............................  8.000    08/01/10          701,309
 3,500    Dutchess Cnty, NY Indl Dev Agy Saint Francis
          Hosp Ser A Rfdg................................  7.500    03/01/29        3,400,670
30,000    Metropolitan Trans Auth NY Ser A...............  5.125    11/15/31       29,955,300
 5,000    Metropolitan Trans Auth NY Ser B...............  5.250    11/15/32        4,959,750
 2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
          Cloverwood Sen Living Ser A....................  6.750    05/01/23        1,985,100
 5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
          Cloverwood Sen Living Ser A....................  6.875    05/01/33        4,951,300
   915    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj...........................................  8.000    11/15/15          963,120
 1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj...........................................  8.550    11/15/32        1,675,897
 1,000    Mount Vernon, NY Indl Dev Agy Civic Fac Rev....  6.200    06/01/29          913,820
 2,000    New York City Indl Dev Agy Amern Airl Inc Proj
          (AMT)..........................................   *       08/01/24        1,310,100
   110    New York City Indl Dev Agy British Airways Plc
          Proj (AMT).....................................  5.250    12/01/32           79,060
12,475    New York City Indl Dev Agy British Airways Plc
          Proj (AMT).....................................  7.625    12/01/32       11,913,625
 2,650    New York City Indl Dev Agy Civic Fac Rev A Very
          Spl Place Inc Proj Ser A.......................  7.000    01/01/33        2,734,217
 3,320    New York City Indl Dev Agy Civic Fac Rev Cmnty
          Res Developmentally Disabled...................  7.500    08/01/26        3,357,018
 3,665    New York City Indl Dev Agy Civic Fac Rev Our
          Lady of Mercy Med Ctr Pkg Corp Proj............  8.500    12/30/22        3,704,472
 3,000    New York City Indl Dev Agy Civic Fac Rev Psch
          Inc Proj.......................................  6.375    07/01/33        3,116,250
 5,345    New York City Indl Dev Agy Civic Fac Rev Touro
          College Proj Ser A (Acquired 06/29/99, 06/6/01,
          07/22/02, Cost $4,980,640) (a).................  6.350    06/01/29        5,018,100
 4,000    New York City Indl Dev Agy JFK Intl Arpt Proj
          Ser A (AMT)....................................  8.000    08/01/12        3,070,640
 3,000    New York City Indl Dev Agy JFK Intl Arpt Proj
          Ser B (AMT) (Variable Rate Coupon).............  8.500    08/01/28        2,280,000
 4,315    New York City Indl Dev Agy Lycee Francais De NY
          Proj Ser A (ACA Insd)..........................  5.375    06/01/23        4,261,882

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$5,000    New York City Indl Dev Agy Lycee Francais De NY
          Ser C..........................................  6.800%   06/01/28   $    5,111,000
 3,500    New York City Indl Dev Agy Northwest Airl Inc
          (AMT)..........................................  6.000    06/01/27        2,508,065
 7,500    New York City Indl Dev Agy Rev Visy Paper Inc
          Proj (AMT).....................................  7.950    01/01/28        7,854,900
 1,250    New York City Indl Dev Agy Spl Fac Rev
          Continental Airl Inc (AMT).....................  8.000    11/01/12        1,183,450
 1,250    New York City Indl Dev Agy Spl Fav Rev
          Continental Airl Inc (AMT).....................  8.375    11/01/16        1,191,225
 5,020    New York City Mun Wtr Auth Rev Drivers Ser 297
          (Acquired 09/27/02, Cost $5,235,237) (Variable
          Rate Coupon) (FSA Insd) (a).................... 10.513    06/15/26        4,994,749
 1,000    New York City Muni Wtr Fin Ser A (FGIC Insd)...  5.750    06/15/31        1,068,180
 2,000    New York St Dorm Auth Rev North Shore L I
          Jewish Grp.....................................  5.375    05/01/23        2,009,760
 1,000    New York St Dorm Auth Rev North Shore L I
          Jewish Grp.....................................  5.500    05/01/33        1,000,300
 2,500    New York St Dorm Auth Rev Winthrop South Nassau
          Univ...........................................  5.500    07/01/23        2,531,075
 5,195    New York St Dorm Auth Rev Winthrop South Nassau
          Univ...........................................  5.750    07/01/28        5,322,122
 4,000    New York St Dorm Auth Rev Winthrop Univ Hosp
          Assn Ser A.....................................  5.500    07/01/23        4,049,720
 2,260    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser
          A..............................................  7.600    09/01/15        2,203,093
 1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
          Elizabeth Med Ser A............................  5.875    12/01/29        1,087,813
 1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
          Elizabeth Med Ser B............................  6.000    12/01/19        1,395,026
   400    Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev
          Iroquois Nursing Home Ser B (FHA Gtd)..........  7.000    02/01/09          397,752
 4,000    Orange Cnty, NY Indl Dev Agy Arden Hill Life
          Care Ctr Proj Ser A............................  7.000    08/01/31        3,904,120
   425    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev.....  7.000    02/01/12          420,487
 2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
          Living Proj (AMT)..............................  6.375    10/01/28        2,167,225
 5,000    Port Auth NY & NJ Cons 127th Ser (AMT) (AMBAC
          Insd)..........................................  5.250    12/15/32        4,996,900
 2,000    Port Auth NY & NJ Delta Airl Inc Proj Ser 1R...  6.950    06/01/08        1,958,260
 1,275    Rensselaer Cnty, NY Indl Dev Agy East Greenbush
          Ctr Proj Ser A Rfdg (Acquired 06/12/98, Cost
          $1,275,000) (a) (d)............................  7.000    02/01/11            1,275
 1,345    Rensselaer Cnty, NY Indl Dev Agy East Greenbush
          Ctr Proj Ser B Rfdg (Acquired 07/21/98, Cost
          $1,345,000) (a) (d)............................  7.000    02/01/11            1,345

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac Rev
          Dominican College Proj (Acquired 06/30/98,
          01/28/00, 11/13/00, 11/17/00, Cost $4,656,737)
          (a)............................................  6.250%   05/01/28   $    4,906,815
 2,295    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Highpointe at Malta Proj Ser A.................  6.875    06/01/39        2,039,016
 1,000    Suffolk Cnty, NY Gurwin Jewish Phase II........  6.700    05/01/39        1,008,100
 5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Cmnty Rev First Mtg Jeffersons
          Ferry..........................................  7.250    11/01/28        5,441,153
 1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Peconic Landing Ser A...............  8.000    10/01/20        1,026,700
 2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Peconic Landing Ser A...............  8.000    10/01/30        2,031,320
 4,720    Suffolk Cnty, NY Indl Dev Agy Eastern Long Is
          Hosp Assoc Ser A...............................  7.750    01/01/22        4,725,900
 3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A (AMT)..........  6.375    12/01/17        2,713,771
 4,655    Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev
          Hebrew Academy Spl Children....................  7.500    06/01/32        4,601,700
   340    Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
          Ser B..........................................  7.500    08/01/10          339,449
 1,350    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
          Home Ser A.....................................  7.375    03/01/21        1,374,570
 2,325    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
          Home Ser A.....................................  7.375    03/01/31        2,352,226
   695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A....................  6.250    06/01/08          684,874
 1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A....................  6.400    06/01/14          960,310
 2,950    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A....................  6.450    06/01/24        2,679,692
 3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Civic Fac..............................  6.850    12/01/31        3,697,463
 5,000    Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
          Hudson Proj Ser A..............................  6.375    01/01/24        5,039,050
 5,000    Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
          Hudson Proj Ser A..............................  6.500    01/01/34        4,933,000
 2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp Sr
          Hsg Inc Ser A..................................  7.375    07/01/30        2,106,160
                                                                               --------------
                                                                                  215,306,807
                                                                               --------------
          NORTH CAROLINA  0.9%
 1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin
          Auth Intl Paper Co Proj Ser A (AMT)............  5.900    09/01/25          996,890
 1,250    North Carolina Cap Fac Fin Agy Rev Duke Univ
          Proj Ser A.....................................  5.125    10/01/41        1,241,675
 4,000    North Carolina Cap Fac Fin Agy Rev Duke Univ
          Proj Ser A.....................................  5.125    07/01/42        3,947,000

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NORTH CAROLINA (CONTINUED)
$1,000    North Carolina Med Care Commn First Mtg Arbor
          Acres Cmnty Proj...............................  6.250%   03/01/27   $      985,680
 7,050    North Carolina Med Care Commn First Mtg Baptist
          Retirement Ser A...............................  6.400    10/01/31        7,098,434
 3,000    North Carolina Med Care Commn First Mtg Forest
          at Duke Proj...................................  6.375    09/01/32        3,059,370
 2,500    North Carolina Med Care Commn First Mtg
          Presbyterian Homes Proj........................  7.000    10/01/31        2,646,725
 2,500    North Carolina Med Care Commn First Mtg
          Salemtowne Proj................................  6.625    04/01/31        2,534,750
 1,200    North Carolina Med Care Commn First Mtg United
          Methodist Homes................................  7.000    10/01/17        1,233,744
 9,500    North Carolina Med Care Commn Retirement Fac
          Rev First Mtg Givens Estates Proj Ser A........  6.500    07/01/32        9,582,460
 1,250    North Carolina Med Care Commn Retirement Fac
          Rev First Mtg United Methodist Homes...........  7.250    10/01/32        1,310,425
                                                                               --------------
                                                                                   34,637,153
                                                                               --------------
          NORTH DAKOTA  0.3%
 2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg
          Lutheran Rfdg..................................  6.100    10/01/23        2,220,927
   495    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
          Proj Ser A Rfdg (AMT)..........................  7.250    09/01/21          468,884
   765    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
          Proj Ser A Rfdg (AMT)..........................  7.400    09/01/26          720,515
 2,120    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
          Proj Ser A Rfdg (AMT)..........................  7.600    09/01/31        1,990,553
 4,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
          Square Proj....................................  6.250    12/01/34        3,718,000
 1,905    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
          Square Proj....................................  6.375    12/01/34        1,809,350
                                                                               --------------
                                                                                   10,928,229
                                                                               --------------
          OHIO  1.6%
 1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
          Summa Hosp Ser A...............................  5.375    11/15/24        1,355,160
 4,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
          Ser A Rfdg.....................................  6.900    11/15/23        4,007,000
 7,650    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
          Ser A Rfdg.....................................  7.125    11/15/33        7,702,479
 5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
          Increment Proj.................................  7.350    12/01/31        5,220,450
 2,870    Cleveland, OH Arpt Spl Rev Continental Airl Inc
          Proj (AMT).....................................  5.375    09/15/27        1,848,424
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
          Hall...........................................  7.200    11/15/14        1,032,870
 1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
          Hall...........................................  7.300    11/15/23        1,514,070

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$3,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj...........................................  7.500%   01/01/30   $    3,281,970
 1,039    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A1 Rfdg (Variable Rate Coupon)
          (f)............................................  6.000    10/01/37          759,243
 1,802    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A2 Rfdg (d)......................  5.460    10/01/37           40,370
 7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg...............  6.000    01/01/32        7,326,340
 4,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj
          (AMT)..........................................  6.300    04/01/22        3,391,000
 2,000    Dayton, OH Spl Fac Rev Air Freight Ser D
          (AMT)..........................................  6.200    10/01/09        1,961,620
 2,120    Hamilton Cnty, OH Multi-Family Rev Hsg Garden
          Hill Washington Pk Apt (AMT)...................  7.750    10/01/21        1,939,758
 2,500    Lorain Cnty, OH Hosp Rev Catholic Hlthcare.....  5.375    10/01/30        2,478,925
 2,100    Lorain Cnty, OH Hosp Rev Mtg Elyria United
          Methodist Ser C Rfdg...........................  6.875    06/01/22        2,164,512
 1,000    Lucas Cnty, OH Hlthcare Impt Sunset Retirement
          Ser A Rfdg.....................................  6.550    08/15/24        1,028,700
   500    Lucas Cnty, OH Hlthcare Impt Sunset Retirement
          Ser A Rfdg.....................................  6.625    08/15/30          513,170
 1,000    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg.................................  6.250    08/01/18          931,440
 3,335    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg.................................  6.400    08/01/28        3,031,748
 5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
          Rfdg...........................................  6.250    02/01/22        2,749,200
 2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
          Cleveland Ser A Rfdg...........................  6.000    12/01/13        2,050,740
 2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll
          Cleveland Elec Ser A Rfdg (AMT)................  8.000    10/01/23        2,085,820
 2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll
          Toledo Edison Ser A Rfdg (AMT).................  8.000    10/01/23        2,085,820
   500    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj............................  6.300    02/15/24          484,865
 1,000    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj............................  6.400    02/15/34          964,530
                                                                               --------------
                                                                                   61,950,224
                                                                               --------------
          OKLAHOMA  1.3%
 1,150    Langston, OK Econ Dev Langston Cmnty Dev Corp
          Proj Ser A.....................................  7.625    08/01/20        1,115,604
 1,000    Langston, OK Econ Dev Langston Cmnty Dev Corp
          Proj Ser A.....................................  7.750    08/01/30          961,500
 1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj
          Ser A Rfdg.....................................  7.000    04/01/25        1,204,716
 1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj
          Ser A Rfdg.....................................  7.600    04/01/30        2,047,133
 5,000    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
          Proj Ser B.....................................  6.375    07/01/21        5,129,000

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OKLAHOMA (CONTINUED)
$  500    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
          Proj Ser B.....................................  6.600%   07/01/31   $      515,975
 2,500    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
          Sys Ser A Rfdg.................................  5.750    08/15/12        2,364,050
 2,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
          Sys Ser A Rfdg.................................  5.750    08/15/13        1,892,100
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
          Sys Ser A Rfdg.................................  5.750    08/15/15          946,980
 3,740    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
          Sys Ser A Rfdg.................................  5.625    08/15/19        3,547,390
 8,220    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
          Sys Ser A Rfdg.................................  5.625    08/15/29        7,818,042
 1,000    Stillwater, OK Med Ctr Auth....................  5.625    05/15/23          977,200
 2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
          Shadybrook Apt Ser A...........................  6.375    07/01/28        1,582,360
 2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj.....  7.350    12/01/11        2,036,835
   300    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
          Rfdg...........................................  6.250    06/01/20          236,043
 4,475    Tulsa, OK Muni Arpt Tr Rev AMR Ser A Rfdg (AMT)
          (Variable Rate Coupon).........................  5.800    06/01/35        4,342,898
10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)
          (Variable Rate Coupon).........................  6.000    06/01/35        9,219,800
 5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)
          (Variable Rate Coupon).........................  5.650    12/01/35        4,575,500
   500    Woodward, OK Muni Auth Hosp Rev................  8.250    11/01/09          512,000
                                                                               --------------
                                                                                   51,025,126
                                                                               --------------
          OREGON  1.1%
 2,000    Clackamas Cnty, OR Hosp Fac Willamette View Inc
          Proj Ser A.....................................  7.500    11/01/29        2,097,720
 1,380    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg.......  6.000    08/01/14        1,333,039
 4,000    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg.......  6.875    08/01/28        3,959,960
 1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg
          Forest Glen Ser A..............................  7.500    09/01/27        1,746,937
 9,900    Multnomah Cnty, OR Hosp Fac Auth Rev
          Terwilliger Plaza Proj Rfdg (Acquired 05/16/03,
          11/17/03, Cost $9,663,295) (a).................  6.500    12/01/29        9,729,423
 3,000    Oregon St Fac Auth Rev College Hsg Northwest
          Proj Ser A.....................................  5.450    10/01/32        2,946,660
 3,818    Oregon St Hlth Hsg Ed & Cultural Fac Auth
          (AMT)..........................................  7.250    06/01/28        3,646,743
 1,220    Oregon St Hsg & Cmnty Svc Dep Single Family Mtg
          Ser A..........................................  5.350    07/01/30        1,231,102
   585    Oregon St Hsg & Cmnty Svc Dep Single Family Mtg
          Ser B (AMT)....................................  5.450    07/01/32          586,047

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OREGON (CONTINUED)
$5,460    Oregon St Veterans Welfare Ser 81..............  5.250%   10/01/42   $    5,420,360
 9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
          Retirement Cmnty...............................  7.000    12/01/34        9,715,781
                                                                               --------------
                                                                                   42,413,772
                                                                               --------------
          PENNSYLVANIA  7.2%
11,310    Allegheny Cnty, PA Hosp Dev Auth Covenant at
          South Hills Ser A..............................  8.750    02/01/31       11,362,026
 1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
          Villa Saint Joseph.............................  5.875    08/15/18          938,060
 4,500    Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
          Villa Saint Joseph.............................  6.000    08/15/28        4,074,885
   330    Allegheny Cnty, PA Hosp Dev Auth Rev Covenant
          at South Hills Ser A...........................  8.625    02/01/21          332,228
 1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South
          Hills Hlth Sys Ser B...........................  6.625    05/01/20        1,029,320
 1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B.....  9.250    11/15/15        1,115,440
 6,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B.....  9.250    11/15/22        6,960,346
11,925    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B.....  9.250    11/15/30       13,288,505
 1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          (AMT)..........................................  6.625    09/01/24        1,512,482
 6,670    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          Cargo Fac Afco Cargo Pit LLC (AMT).............  7.750    09/01/31        6,317,357
 2,665    Allentown, PA Area Hosp Auth Rev...............  6.500    11/15/08        2,688,559
 7,365    Allentown, PA Area Hosp Auth Rev Sacred Heart
          Hosp of Allentown Ser A Rfdg...................  6.750    11/15/14        7,408,233
 6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
          Coll Toledo Edison Co Proj Rfdg................  7.625    05/01/20        7,168,298
 4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
          Coll Toledo Edison Co Proj Ser A Rfdg..........  7.750    05/01/20        4,337,880
 2,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj
          Ser A..........................................  6.900    01/01/22        2,020,760
 4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj
          Ser A..........................................  7.000    01/01/34        4,319,460
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler..........................  6.100    05/01/14          967,540
   900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler..........................  6.200    05/01/19          849,483
 2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler..........................  6.300    05/01/29        1,844,000
 1,000    Chartiers Vly, PA Indl & Com Dev Auth First Mtg
          Rev Asbury Hlth Ctr Rfdg.......................  6.375    12/01/19        1,002,470
 2,500    Chartiers Vly, PA Indl & Com Dev Auth First Mtg
          Rev Asbury Hlth Ctr Rfdg.......................  6.375    12/01/24        2,418,200
 2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr Proj
          Rfdg...........................................  7.400    12/01/15        2,052,320
10,295    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
          Hosp Ser A.....................................  6.750    07/01/31        9,910,997

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,250    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
          Proj...........................................  7.250%   07/01/24   $    2,247,188
 2,200    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
          Proj...........................................  7.625    07/01/34        2,205,280
 3,200    Cliff House Ctf Trust Var Sts Ctf Part Ser A
          (AMT)..........................................  6.625    06/01/27        2,541,120
 1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev............................................  6.250    08/15/29          971,250
 1,000    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
          Woods Cedar Run Ser A Rfdg (d).................  6.500    11/01/18          552,870
 3,250    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
          Woods Cedar Run Ser A Rfdg (d).................  6.500    11/01/28        1,797,998
 4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Forum Place Ser A..............................  6.000    01/15/25        1,865,000
 5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Riverfront Office..............................  6.000    01/01/25        4,780,655
 1,500    Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg
          Proj Rfdg......................................  7.000    06/01/21        1,511,100
12,500    Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg
          Proj Rfdg......................................  7.000    06/01/26       12,567,875
 2,100    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
          Ser A Rfdg.....................................  7.500    07/01/18        2,153,802
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
          Ser A Rfdg.....................................  7.625    07/01/30        1,035,450
 4,465    Grove City, PA Area Hosp Auth Hlth Fac Rev
          Grove Manor Proj...............................  6.625    08/15/29        4,413,206
 4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
          Joseph Med Ctr.................................  6.200    07/01/26        4,067,215
 2,200    Indiana Cnty, PA Indl Dev Auth Pseg Pwr LLC
          Proj Rfdg (b)..................................  5.850    06/01/27        2,197,228
 1,650    Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg
          Proj Ser A.....................................  7.625    05/01/31        1,691,910
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Church Home Inc...............  7.750    11/01/33        3,206,460
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj Ser A....................  6.000    12/15/23        2,788,260
 5,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
          Lukes Bethlehem................................  5.375    08/15/33        4,692,100
 3,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Group Rfdg...............................  6.000    11/01/18        3,016,800
 6,085    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Group Rfdg...............................  6.000    11/01/23        5,943,585
 1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj..............................  6.100    06/01/18        1,576,381
 4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj..............................  6.300    06/01/28        3,319,640
 3,830    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg.........  8.000    08/01/12        3,735,131

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,400    Luzerne Cnty, PA Indl Dev Auth First Mtg Gross
          Rev Rfdg.......................................  7.875%   12/01/13   $    2,429,208
 2,500    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
          Ctr............................................  6.000    01/01/43        2,473,125
 7,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
          Rev Abington Mem Hosp Ser A....................  5.125    06/01/32        6,679,960
 2,500    Montgomery Cnty, PA Higher Ed & Temple
          Continuing Care Ctr (d)........................  6.625    07/01/19          501,775
 2,000    Montgomery Cnty, PA Higher Ed & Temple
          Continuing Care Ctr (d)........................  6.750    07/01/29          399,440
 2,200    Montgomery Cnty, PA Indl Dev Auth Retirement
          Cmnty Rev GDL Farms Corp Proj Rfdg.............  6.500    01/01/20        2,094,422
 2,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
          The Meadowood Corp Proj Ser A Rfdg.............  6.000    12/01/10        2,002,660
 1,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
          The Meadowood Corp Proj Ser A Rfdg.............  6.250    12/01/17          930,200
   500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
          The Meadowood Corp Rfdg........................  7.000    12/01/10          518,010
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
          The Meadowood Corp Rfdg........................  7.250    12/01/15        1,512,390
 4,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
          The Meadowood Corp Rfdg........................  7.400    12/01/20        4,049,120
 3,400    Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare
          Adv Geriatric Ser A............................  8.375    07/01/23        3,126,606
 2,660    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy.............................  7.750    09/01/14        2,669,283
 1,600    Mount Lebanon, PA Hosp Auth Saint Clair Mem
          Hosp Ser A.....................................  5.625    07/01/32        1,609,200
 2,385    Northeastern PA Hosp & Ed Auth Hlthcare Rev....  7.125    10/01/29        2,267,062
 2,900    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
          Amtrak Proj Ser A (AMT)........................  6.125    11/01/21        2,910,121
 2,755    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
          Amtrak Proj Ser A (AMT)........................  6.250    11/01/31        2,772,081
 3,000    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
          Amtrak Proj Ser A (AMT)........................  6.375    11/01/41        3,018,330
 2,650    Pennsylvania Econ Dev Fin Auth Exempt Fav Rev
          Amtrak Proj Ser A (AMT)........................  6.500    11/01/16        2,750,197
 2,230    Pennsylvania Econ Dev Fin Northwestern Human
          Svc Ser A......................................  5.250    06/01/28        1,605,823
 5,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ...........................................  5.500    05/01/34        4,879,400
   985    Pennsylvania St Higher Ed Student Assn Inc Proj
          Ser A..........................................  6.750    09/01/32        1,003,814
 1,565    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
          A..............................................  6.000    01/15/31        1,626,442
 2,600    Philadelphia, PA Auth for Indl Dev Baptist Home
          of Philadelphia Ser A..........................  5.500    11/15/18        2,488,720

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$5,250    Philadelphia, PA Auth for Indl Dev Baptist Home
          of Philadelphia Ser A..........................  5.600%   11/15/28   $    4,757,498
 2,500    Philadelphia, PA Auth for Indl Pauls Run Ser
          A..............................................  5.875    05/15/28        2,406,150
 1,090    Philadelphia, PA Auth Indl Dev Cathedral Vlg
          Proj Ser A.....................................  6.750    04/01/23        1,092,354
 1,500    Philadelphia, PA Auth Indl Dev Cathedral Vlg
          Proj Ser A.....................................  6.875    04/01/34        1,501,740
 8,500    Philadelphia, PA Auth Indl Dev Rev Coml Dev
          Rfdg...........................................  7.750    12/01/17        8,567,235
 3,985    Philadelphia, PA Hosp & Higher Chestnut Hill
          Hosp...........................................  6.500    11/15/22        3,986,395
 2,180    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
          Rev Rfdg.......................................  6.500    07/01/27        2,174,659
 4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Centralized Comp Human Svcs A..................  7.250    01/01/21        4,090,960
 2,495    Philadelphia, PA Hosp & Higher Ed Temple Univ
          Hosp...........................................  5.500    11/15/15        2,453,159
 2,000    Philadelphia, PA Hosp & Higher Ed Temple Univ
          Hosp Ser A.....................................  6.625    11/15/23        2,018,200
 2,000    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
          Marian Cmnty Hosp Proj Rfdg....................  7.125    01/15/13        1,957,660
 1,465    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
          Marian Cmnty Hosp Proj Rfdg....................  7.250    01/15/17        1,422,486
 3,100    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
          Marian Cmnty Hosp Proj Rfdg....................  7.350    01/15/22        2,992,988
   250    Warren Cnty, PA Indl Dev Auth Beverly
          Enterprises Rfdg...............................  9.000    11/01/12          251,848
 3,600    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Fac Redstone Rfdg.....................  5.850    11/15/29        3,204,432
 2,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
          Redstone Ser B.................................  8.000    11/15/23        2,676,350
 2,970    Wilkinsburg, PA Muni Auth Hlth Fac Rev
          Monroeville Christian Ser A....................  8.250    03/01/27        2,863,407
                                                                               --------------
                                                                                  273,531,263
                                                                               --------------
          RHODE ISLAND  0.4%
 2,000    Rhode Island St Econ Dev Corp Rev Oblig
          Providence Place...............................  7.250    07/01/20        1,909,240
 7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
          Lifespan Oblig Group...........................  6.500    08/15/32        7,559,271
   680    Rhode Island St Hlth & Ed Hosp Fin Ser A.......  5.875    09/15/23          675,281
 5,490    Rhode Island St Hlth & Ed Hosp Fin Ser A.......  6.000    09/15/33        5,455,688
 1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg
          Ser A..........................................  6.875    05/01/22        1,483,170
                                                                               --------------
                                                                                   17,082,650
                                                                               --------------
          SOUTH CAROLINA  1.4%
 1,450    Georgetown Cnty, SC Environmental Intl Paper
          Ser A (AMT)....................................  5.300    03/01/28        1,349,762

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          SOUTH CAROLINA (CONTINUED)
$2,000    Lexington Cnty, SC Hlth Svcs (b)...............  5.500%   05/01/32   $    1,978,800
 2,000    Lexington Cnty, SC Hlth Svcs (b)...............  5.500    05/01/37        1,972,060
 1,450    Loris, SC Cmnty Hosp Dist Hosp Rev Ser B.......  5.625    01/01/29        1,332,579
 1,915    Medical Univ SC Hosp Auth Ser A Rfdg...........  6.250    08/15/22        1,990,106
 1,700    Medical Univ SC Hosp Auth Ser A Rfdg...........  6.375    08/15/27        1,747,889
 7,000    Richland Cnty, SC Environmental Impt Rev Intl
          Paper (AMT)....................................  6.100    04/01/23        7,128,870
 5,050    South Carolina Jobs Econ Dev Auth Econ Dev Rev
          Bon Secours Hlth Sys Inc Ser A.................  5.625    11/15/30        4,901,177
   618    South Carolina Jobs Econ Dev Auth Econ Dev Rev
          Westminster Presbyterian Ctr...................  6.750    11/15/10          694,898
   500    South Carolina Jobs Econ Dev Auth Econ Dev Rev
          Westminster Presbyterian Ctr...................  7.500    11/15/20          552,460
 1,200    South Carolina Jobs Econ Dev Auth Hlth Fav Rev
          First Mtg Lutheran Homes Rfdg..................  5.650    05/01/18        1,079,664
 5,000    South Carolina Jobs Econ Dev Auth Hosp Fac Rev
          Impt Palmetto Hlth Alliance Ser A Rfdg.........  6.125    08/01/23        5,115,650
 9,900    South Carolina Jobs Econ Dev Auth Hosp Fac Rev
          Impt Palmetto Hlth Alliance Ser A Rfdg.........  6.250    08/01/31       10,089,090
 4,500    South Carolina Jobs Econ Dev Auth Hosp Fac Rev
          Impt Palmetto Hlth Alliance Ser C Rfdg.........  6.375    08/01/34        4,621,725
 5,500    South Carolina Jobs Econ Dev First Mtg Lutheran
          Homes..........................................  6.625    05/01/20        5,247,715
 2,250    South Carolina Jobs Econ Dev First Mtg Lutheran
          Homes Rfdg.....................................  5.700    05/01/26        1,878,345
 3,000    South Carolina Jobs Econ Dev First Mtg Westley
          Commons Proj...................................  7.750    10/01/24        2,711,430
                                                                               --------------
                                                                                   54,392,220
                                                                               --------------
          SOUTH DAKOTA  0.5%
 3,750    Minnehaha Cnty, SD Hlth Fac Bethany Lutheran
          Home Proj Ser A................................  7.000    12/01/35        3,608,400
 3,600    Mobridge, SD Hlthcare Fac Rev Mobridge Regl
          Hosp Proj......................................  6.500    12/01/22        3,223,044
 1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
          Proj Ser A.....................................  6.625    11/15/23        1,755,093
 3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
          Proj Ser A.....................................  6.750    11/15/33        3,256,500
 4,480    Sioux Falls, SD Multi-Family Hsg Inn Westport
          Proj Ser A (Acquired 01/26/04, Cost $4,480,000)
          (a)............................................  7.500    12/01/34        4,493,126
 1,000    South Dakota St Hlth & Ed Fac Auth Rev Huron
          Regl Med Ctr...................................  7.250    04/01/20        1,023,140
 1,600    Winner, SD Econ Dev Rev Winner Regl Hlthcare
          Ctr Rfdg.......................................  6.000    04/01/28        1,315,328
                                                                               --------------
                                                                                   18,674,631
                                                                               --------------

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TENNESSEE  1.6%
$1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg....................  8.000%   07/01/33   $    1,146,980
 5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Hlth Ser A Rfdg...........  7.500    07/01/25        5,621,200
 7,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Hlth Ser A Rfdg...........  7.500    07/01/33        7,821,380
 7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac
          Rev Baptist Hlth Sys East TN...................  6.500    04/15/31        7,086,380
 2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN
          Hosp Ser B Rfdg................................  5.750    07/01/33        2,700,783
 1,500    Metropolitan Govt Nashville & Davidson
          Blakeford at Green Hills Rfdg..................  5.650    07/01/16        1,473,525
 4,850    Metropolitan Govt Nashville & Davidson
          Blakeford at Green Hills Rfdg..................  5.650    07/01/24        4,439,060
 5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev
          Drivers Ser 254 (Acquired 04/24/02, Cost
          $4,922,800) (Variable Rate Coupon) (a)......... 11.023    09/01/21        5,901,350
   375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A.................  6.250    11/15/16          363,893
 7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A.................  6.375    11/15/25        6,462,890
 6,500    Shelby Cnty, TN Hlth Ed Germantown Vlg Ser A...  7.250    12/01/34        6,520,735
 4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hosp Wellmont Hlth Sys Proj....................  6.250    09/01/32        4,443,615
 1,830    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj.........................  7.500    01/01/18        1,727,410
 4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj.........................  7.750    01/01/29        3,732,638
 1,080    Tennessee Hsg Dev Agy Ser 2001 3B..............  5.350    07/01/32        1,093,727
                                                                               --------------
                                                                                   60,535,566
                                                                               --------------
          TEXAS  6.9%
 1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin LP
          Proj (AMT).....................................  7.250    01/01/25        1,716,248
   495    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
          Dev LLC Proj Ser A (AMT).......................  6.250    10/01/08          476,249
 3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
          Dev LLC Proj Ser A (AMT).......................  6.500    10/01/23        3,312,336
 2,000    Abilene, TX Hlth Fac Dev Corp Retirement Fac
          Rev Sears Methodist Retirement Ser A...........  6.750    11/15/28        2,020,040
 5,000    Abilene, TX Hlth Fac Dev Corp Retirement Fac
          Rev Sears Methodist Retirement Ser A...........  7.000    11/15/33        5,180,600
 1,700    Atlanta, TX Hosp Auth Fac Rev..................  6.750    08/01/29        1,589,058
 1,000    Austin, TX Conv Enterprised Inc First Tier Ser
          A..............................................  6.700    01/01/28        1,038,180
 2,000    Austin-Bergstorm Landhost Enterprises Inc TX
          Arpt Hotel Sr Ser A............................  6.750    04/01/27          993,640

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$3,910    Bell Cnty, TX Indl Dev Corp Solid Waste
          Disposal Rev (AMT) (g).........................  7.600%   12/01/17   $    1,016,600
   750    Bexar Cnty, TX Hlth Fac Dev Corp Army
          Retirement Residence Proj......................  6.125    07/01/22          774,743
 1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
          Retirement Residence Proj......................  6.300    07/01/32        1,025,580
 3,400    Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg
          Rev Woodland Ridge Apt Proj Ser A..............  7.000    01/01/39        3,234,828
 2,000    Brazos River Auth TX Pollutn Ctl Rev Adj TXU
          Elec Co Proj Ser C Rfdg (AMT) (Variable Rate
          Coupon)........................................  5.750    05/01/36        2,098,700
 5,000    Brazos River Auth TX Pollutn Ctl Rev TXU Energy
          Co LLC Proj Ser A Rfdg (AMT) (Variable Rate
          Coupon)........................................  6.750    04/01/38        5,592,150
 9,500    Brazos River Auth TX Pollutn Ctl Rev TXU Energy
          Co Proj Ser B Rfdg (AMT).......................  6.300    07/01/32        9,648,105
10,000    Brazos River Auth TX Pollutn TX Util Co Ser A
          (AMT)..........................................  7.700    04/01/33       11,351,600
 1,000    Brazos River Auth TX Rev Reliant Energy Inc
          Proj Ser A Rfdg (Variable Rate Coupon).........  5.375    04/01/19          969,610
 2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A.........................  6.125    02/01/22        2,023,920
 3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A.........................  6.250    02/01/32        3,010,620
 6,000    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg.......  7.250    04/01/32        6,130,500
 5,080    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
          Rev Amern Airl Inc (AMT).......................  7.250    11/01/30        3,200,400
 1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
          (AMT) (FGIC Insd)..............................  6.000    11/01/28        1,063,490
 3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
          (AMT) (FGIC Insd)..............................  6.000    11/01/32        3,181,350
 7,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
          (AMT) (FSA Insd)...............................  5.000    11/01/35        6,636,000
 5,390    Grand Prairie, TX Hsg Fin Corp.................  7.750    01/01/34        5,069,996
 2,000    Grapevine, TX Indl Dev Corp Rev Sr Air Cargo
          (AMT)..........................................  6.500    01/01/24        2,025,020
 3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
          Shepherd Med Ctr Proj Ser A....................  6.375    10/01/21        3,107,520
 2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
          Shepherd Med Ctr Proj Ser A....................  6.500    10/01/29        2,044,280
 5,320    Gregg Cnty, TX Hlth Fac Dev Good Shepherd Med
          Ctr Proj Ser A.................................  6.500    10/01/26        5,451,723
 1,050    Gulf Coast Waste Disp Auth Valero Energy Corp
          Proj (AMT).....................................  5.700    04/01/32        1,019,970

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers
          Ser 223 (Acquired 07/31/01, Cost $5,545,474)
          (Variable Rate Coupon) (a).....................  5.625%   02/15/17   $    5,978,515
 2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A.................................  6.375    06/01/29        2,173,820
 2,000    Harris Cnty, TX Indl Dev Corp Continental Airl
          Proj Rfdg (AMT) (Acquired 01/26/01, Cost
          $1,649,442) (a)................................  5.375    07/01/19        1,417,940
 4,750    Harris Cnty-Houston, TX Sports Auth Spl Rev Jr
          Lien Ser B Rfdg (MBIA Insd)....................  5.250    11/15/40        4,739,170
10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
          Proj...........................................  6.875    08/15/26       10,160,517
 4,075    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser B (AMT)...............................  6.125    07/15/17        3,208,900
 6,375    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser C (AMT)...............................  6.125    07/15/27        4,593,953
 1,275    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser C (AMT)...............................  5.700    07/15/29          856,673
 7,000    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser E (AMT)...............................  6.750    07/01/21        5,653,410
 4,000    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser E (AMT)...............................  7.375    07/01/22        3,433,680
20,925    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser E (AMT)...............................  6.750    07/01/29       16,316,687
 9,000    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser E (AMT)...............................  7.000    07/01/29        7,241,040
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC
          Insd)..........................................  5.000    07/01/28          976,010
   500    Houston, TX Hlth Fac Dev Corp Buckingham Sr
          Living Cmnty Ser A.............................  7.000    02/15/23          502,465
 3,000    Houston, TX Hlth Fac Dev Corp Buckingham Sr
          Living Cmnty Ser A.............................  7.125    02/15/34        2,981,220
 4,000    Houston, TX Indl Dev Corp Rev Sr Air Cargo
          (AMT)..........................................  6.375    01/01/23        4,011,480
 3,370    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A............................  6.500    07/01/19        2,584,049
 1,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A (h)........................  6.500    07/01/29        1,151,145
 2,880    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
          Hlth Sys of East TX Rfdg.......................  6.875    02/15/26        2,935,325
 2,000    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
          Hlth Sys of East TX Rfdg.......................  5.700    02/15/28        1,824,700
 8,905    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
          Meadow Parc Apt Proj...........................  6.500    12/01/30        8,017,528
 1,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
          Christian Care Ctr Ser A.......................  7.625    02/15/28        1,043,560

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$4,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
          Christian Ser A................................  6.400%   02/15/20   $    3,937,680
 1,000    Metro Hlth Fac Dev Corp TX Wilson N Jones Mem
          Hosp Proj......................................  6.625    01/01/11          995,970
 2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj............................  7.250    01/01/31        2,353,925
 2,880    Midlothian, TX Dev Auth Tax....................  6.700    11/15/23        2,923,834
 2,000    Midlothian, TX Dev Auth Tax....................  7.875    11/15/26        2,193,540
 1,530    North Central, TX Hlth Fac Dev Corp Rev Hlth
          Fac C C Young Mem Proj.........................  6.300    02/15/15        1,519,948
 2,250    North Central, TX Hlth Fac Dev Corp Rev Hlth
          Fac C C Young Mem Proj.........................  6.375    02/15/20        2,207,970
 5,000    North TX Hlth Fac Dev Corp Hosp Rev Utd Regl
          Hlth Care Sys Inc Proj.........................  5.500    09/01/28        4,764,900
 3,835    Orange, TX Hsg Dev Corp Multi-Family Rev Hsg
          Vlg at Pine Hallow.............................  8.000    03/01/28        3,778,204
 3,000    Richardson, TX Hosp Auth Rev & Impt Richardson
          Regl Rfdg (b)..................................  6.000    12/01/34        2,951,730
 2,655    Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson
          Mem Hosp Proj Rfdg.............................  7.750    04/01/13        2,660,549
 2,000    Sabine River Auth TX Pollutn Ctl Rev TX Elec
          Proj Ser A Rfdg (AMT) (Variable Rate Coupon)...  6.450    06/01/21        2,049,720
   500    San Antonio, TX Hlth Fac Dev Corp Rev Encore
          Nursing Ctr Part...............................  8.250    12/01/19          504,260
 2,000    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Apt Proj Ser A................  7.750    02/01/27        1,919,520
 1,865    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Marbach Manor Apt Proj Ser A (AMT).........  8.125    06/01/27        1,867,163
 1,401    Texas Gen Svc Cmnty Part Int Office Bldg & Land
          Acquisition Proj...............................  7.000    08/01/24        1,419,827
   990    Texas St Dept Hsg & Cmnty Affairs Single Family
          Rev Mtg Ser A (AMT) (MBIA Insd)................  5.500    03/01/26        1,004,256
   995    Texas St Dept Hsg & Cmnty Affairs Single Family
          Rev Mtg Ser A (AMT) (MBIA Insd)................  5.550    03/01/34        1,008,423
 1,000    Texas St Student Hsg Corp MSU Proj Midwestern
          St Univ........................................  6.500    09/01/22        1,050,680
 4,375    Texas St Student Hsg Corp MSU Proj Midwestern
          St Univ........................................  6.500    09/01/34        4,562,031
10,560    Texas St Wtr Fin Assistance Ser A (AMT)........  5.125    08/01/42       10,068,854
 4,200    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
          Hosp...........................................  6.000    07/01/29        4,096,092
 1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
          Hosp...........................................  5.750    07/01/33          965,070

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$8,255    Wichita Cnty, TX Hlth Fac Rolling Meadows Fac
          Ser A Rfdg.....................................  6.250%   01/01/28   $    8,007,102
 4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
          Proj...........................................  7.500    12/01/29        4,327,470
                                                                               --------------
                                                                                  260,943,561
                                                                               --------------
          UTAH  0.5%
 3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist No
          2000-1.........................................  8.250    02/01/21        3,078,030
   500    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
          (d)............................................  7.600    09/01/06          135,000
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
          (d)............................................  7.800    09/01/15          270,000
10,600    Mountain Regl Wtr Spl Svc Dist Utah Spl Impt
          Dist No 2002-1.................................  7.000    12/01/18       10,222,004
 4,285    South Jordan, UT Spl Assmt Spl Impt Dist No 99
          1..............................................  6.875    11/01/17        4,242,364
 2,470    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser
          A..............................................  6.875    07/01/27        2,293,889
                                                                               --------------
                                                                                   20,241,287
                                                                               --------------
          VERMONT  0.5%
 1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
          Proj Ser B.....................................  6.750    03/01/24        1,115,799
 3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
          Proj Ser B.....................................  6.750    03/01/29        3,568,670
 1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
          Developmental & Mental Hlth Ser A..............  6.375    06/15/22        1,319,786
 2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
          Developmental & Mental Hlth Ser A..............  6.500    06/15/32        2,195,780
 3,000    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac
          Copley Manor Proj (h)..........................  6.250    04/01/29        1,323,810
   475    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
          Dev Mental Hlth Ser A..........................  6.000    12/15/09          517,323
 1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
          Dev Mental Hlth Ser A..........................  6.125    12/15/14        2,045,414
 1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
          Dev Mental Hlth Ser A..........................  6.250    12/15/19        1,374,065
 1,930    Vermont Ed & Hlth Bldg Fin Bennington College
          Proj...........................................  6.500    10/01/14        1,957,097
 4,130    Vermont Ed & Hlth Bldg Fin Bennington College
          Proj...........................................  6.625    10/01/29        4,084,529
                                                                               --------------
                                                                                   19,502,273
                                                                               --------------
          VIRGINIA  2.6%
 2,500    Albemarle Cnty, VA Indl Dev Auto Residential
          Care Fac Ser A.................................  6.200    01/01/31        2,514,525
 2,955    Alexandria, VA Indl Dev Auth Rev Saint Coletta
          Sch Proj.......................................  7.750    10/15/26        2,980,679

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VIRGINIA (CONTINUED)
$  220    Alexandria, VA Indl Dev Auth Rev Saint Coletta
          Sch Proj.......................................  7.750%   10/15/26   $      221,019
 2,480    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A...  6.750    03/01/22        2,458,151
 3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B...  7.000    03/01/32        3,828,082
10,000    Broad Str Cmnty Dev Auth VA....................  7.500    06/01/33        9,662,600
 1,463    Celebrate, VA North Cmnty Dev Auth Spl Assmt
          Rev Celebrate VA North Proj Ser B..............  6.600    03/01/25        1,439,285
 8,000    Celebrate, VA North Cmnty Dev Auth Spl Assmt
          Rev Celebrate VA North Proj Ser B..............  6.750    03/01/34        7,856,000
 4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser
          A..............................................  5.875    06/01/17        4,257,520
 2,495    Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr
          Proj...........................................  6.250    03/01/26        2,525,190
 2,570    Fairfax Cnty, VA Redev & Hsg Auth Multi-Family
          Hsg Rev........................................  7.600    10/01/36        2,798,190
   125    Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
          Wheeling Steel Proj Ser A (AMT)................  6.375    10/01/04          120,601
   800    Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
          Wheeling Steel Proj Ser A (AMT)................  7.000    04/01/14          532,688
 2,865    Hampton, VA Redev & Hsg Auth Rev First Mtg Olde
          Hampton Ser A Rfdg.............................  6.500    07/01/16        2,446,223
 3,000    Henrico Cnty, VA Econ Dev Auth Residential Care
          Fac Rev Utd Methodist Ser A....................  6.700    06/01/27        3,044,430
 4,000    Henrico Cnty, VA Econ Dev Auth Residential Care
          Fac Rev Utd Methodist Ser A Rfdg...............  6.500    06/01/22        4,046,920
 1,500    Hopewell, VA Indl Dev Auth Res Recovery Rev
          Stone Container Corp Proj Rfdg.................  8.250    06/01/16        1,518,315
 5,200    Isle Wight Cnty, VA Indl Dev Auth Environment
          Impt Rev Ser A (AMT)...........................  5.700    11/01/27        5,004,792
 1,200    James City Cnty, VA Indl Dev Auth Residential
          Care Fac Rev First Mtg Williamsburg Ser A
          Rfdg...........................................  6.000    03/01/23        1,192,524
 3,000    James City Cnty, VA Indl Dev Auth Residential
          Care Fac Rev First Mtg Williamsburg Ser A
          Rfdg...........................................  6.125    03/01/32        2,971,980
 1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr
          Ser A..........................................  6.100    06/01/32        1,025,250
 7,000    Peninsula Port Auth VA Residential Care Fac Rev
          VA Baptist Homes Ser A.........................  7.375    12/01/23        7,431,900
10,500    Peninsula Port Auth VA Residential Care Fac Rev
          VA Baptist Homes Ser A.........................  7.375    12/01/32       10,910,235
 1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev Exempt
          Fac Ser A (AMT) (Acquired 05/13/94, Cost
          $1,000,000) (a)................................  7.450    01/01/09          910,880
 5,715    Richmond, VA Redev & Hsg Auth Multi-Family Rev
          Ser A Rfdg (Variable Rate Coupon)..............  7.500    12/15/21        5,568,182
 7,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser
          A..............................................  6.300    07/01/35        6,818,140
 4,000    Virginia Gateway Cmnty Dev Prince William
          Cnty...........................................  6.375    03/01/30        3,944,760

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VIRGINIA (CONTINUED)
$  665    Virginia Small Business Fin Indl Dev SIL Clean
          Wtr Proj (AMT).................................  7.250%   11/01/09   $      660,318
 1,700    Virginia Small Business Fin Indl Dev SIL Clean
          Wtr Proj (AMT).................................  7.250    11/01/24        1,645,804
                                                                               --------------
                                                                                  100,335,183
                                                                               --------------
          WASHINGTON  0.7%
 2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg........  6.300    01/01/25        1,915,480
   600    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
          Vly Hosp.......................................  7.000    12/01/11          630,486
   400    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
          Vly Hosp.......................................  7.250    12/01/15          410,244
 2,400    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj (AMT).....................................  7.125    04/01/20        2,074,176
23,400    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj (AMT).....................................  7.250    04/01/30       19,781,658
 2,000    Skagit Cnty, WA Pub Hosp Dist Rfdg.............  6.000    12/01/18        2,018,000
 1,000    Skagit Cnty, WA Pub Hosp Dist Rfdg.............  6.000    12/01/23          981,420
                                                                               --------------
                                                                                   27,811,464
                                                                               --------------
          WEST VIRGINIA  0.0%
 1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
          Elkins Regl Proj Rfdg..........................  6.125    07/01/23        1,087,163
                                                                               --------------

          WISCONSIN  2.8%
 4,180    Baldwin, WI Hosp Rev Mtg Ser A.................  6.375    12/01/28        4,121,396
 3,750    Hudson, WI Fac Hlthcare Rev Christian Cmnty
          Home Inc Proj..................................  6.500    04/01/33        3,613,650
 2,725    Milwaukee, WI Rev Sub Air Cargo (AMT)..........  7.500    01/01/25        2,674,370
 6,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare.......................................  6.400    04/15/33        6,190,740
 6,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare Inc Ser A.............................  5.600    02/15/29        6,409,060
 4,750    Wisconsin St Hlth & Ed Fac Auth Rev Clement
          Manor Rfdg.....................................  5.750    08/15/24        3,874,338
 3,750    Wisconsin St Hlth & Ed Fac Auth Rev Froedert &
          Cmnty Hlth Oblig...............................  5.375    10/01/30        3,677,213
   240    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
          Hosp Assn (ACA Insd)...........................  7.200    11/01/05          249,288
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
          Hosp Assn (ACA Insd)...........................  7.875    11/01/22        2,158,460
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev Hlthcare
          Dev Inc Proj...................................  6.250    11/15/20        3,133,650
 2,485    Wisconsin St Hlth & Ed Fac Auth Rev Middleton
          Glen Inc Proj..................................  5.750    10/01/28        2,207,301
 5,000    Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee
          Catholic Home Inc Proj.........................  7.500    07/01/26        5,009,750

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WISCONSIN (CONTINUED)
$7,140    Wisconsin St Hlth & Ed Fac Auth Rev Natl
          Regency of New Berlin Proj.....................  8.000%   08/15/25   $    7,351,201
 2,750    Wisconsin St Hlth & Ed Fac Auth Rev New Castle
          Pl Proj Ser A..................................  7.000    12/01/31        2,773,953
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
          Proj Ser A.....................................  7.000    08/15/19        2,020,940
 1,250    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
          Proj Ser A.....................................  7.625    08/15/30        1,286,913
 1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
          Middleton Glen Inc Proj........................  5.750    10/01/18        1,053,519
   360    Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
          Middleton Glen Inc Proj........................  5.900    10/01/28          326,218
 1,200    Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
          Hosp Inc Proj..................................  6.500    07/01/23        1,191,480
 1,000    Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
          Hosp Inc Proj..................................  6.625    07/01/28          992,780
 8,800    Wisconsin St Hlth & Ed Fac Auth Rev Wheaton
          Franciscan Svcs Ser A..........................  5.125    08/15/33        8,426,880
 1,250    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
          Proj...........................................  7.125    01/15/22        1,261,713
 2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
          Proj...........................................  7.250    01/15/33        2,358,250
 2,380    Wisconsin St Hlth & Ed Fac Divine Savior
          Hlthcare Ser C.................................  7.500    05/01/32        2,468,798
 3,500    Wisconsin St Hlth & Ed Fac drivers Ser 399
          (Acquired 03/02/04, Cost $4,106,537) (Variable
          Rate Coupon) (MBIA Insd) (a)................... 12.450    02/15/11        3,556,000
 8,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc
          Proj...........................................  6.250    11/15/28        8,252,000
 2,250    Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr
          A..............................................  6.250    04/01/34        2,147,895
 4,500    Wisconsin St Hlth & Ed Fac St Johns Home &
          Sunrise Care...................................  5.625    12/15/22        4,181,895
 4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth Inc....  6.000    11/15/23        4,051,640
 5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth Inc....  6.000    11/15/32        5,809,570
 2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for
          the Aging......................................  5.700    03/01/28        2,417,608
                                                                               --------------
                                                                                  105,248,469
                                                                               --------------
          WYOMING  0.1%
 2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns Med
          Ctr............................................  6.750    12/01/22        2,124,528
                                                                               --------------

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  0.2%
$5,000    Puerto Rico Indl Tourist Ed & Tran Mem
          Mennonite Gen Hosp Proj Ser A..................  6.500%   07/01/26   $    4,564,050
 3,000    Puerto Rico Pub Bldgs Auth Rev Govt Fac Ser I
          (b)............................................  5.250    07/01/33        2,975,520
                                                                               --------------
                                                                                    7,539,570
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  98.6%
  (Cost $3,796,301,755).....................................................    3,750,721,628
SHORT-TERM INVESTMENTS  0.3%
  (Cost $10,400,000)........................................................       10,400,000
                                                                               --------------

TOTAL INVESTMENTS  98.9%
  (Cost $3,806,701,755).....................................................    3,761,121,628
OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%.................................       41,460,530
                                                                               --------------

NET ASSETS  100.0%..........................................................   $3,802,582,158
                                                                               ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.4% of net assets.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Non-income producing security.

(e) Payment-in-kind security.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) Interest is accruing at less than the stated coupon subsequent to May 31, 2004.

(h) Interest is accruing at less than the stated coupon.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $3,806,701,755).....................  $3,761,121,628
Cash........................................................         141,802
Receivables:
  Interest..................................................      77,214,639
  Investments Sold..........................................      19,986,584
  Fund Shares Sold..........................................       6,944,652
Other.......................................................         161,349
                                                              --------------
    Total Assets............................................   3,865,570,654
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      38,553,091
  Fund Shares Repurchased...................................      13,613,915
  Income Distributions......................................       6,213,870
  Distributor and Affiliates................................       2,271,006
  Investment Advisory Fee...................................       1,658,882
Accrued Expenses............................................         459,050
Trustees' Deferred Compensation and Retirement Plans........         218,682
                                                              --------------
    Total Liabilities.......................................      62,988,496
                                                              --------------
NET ASSETS..................................................  $3,802,582,158
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $3,937,466,657
Accumulated Undistributed Net Investment Income.............      (1,476,916)
Net Unrealized Depreciation.................................     (45,580,127)
Accumulated Net Realized Loss...............................     (87,827,456)
                                                              --------------
NET ASSETS..................................................  $3,802,582,158
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:...........................
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $2,450,386,391 and 236,186,216 shares of
    beneficial interest issued and outstanding).............  $        10.37
    Maximum sales charge (4.75%* of offering price).........             .52
                                                              --------------
    Maximum offering price to public........................  $        10.89
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $737,212,902 and 71,064,704 shares of
    beneficial interest issued and outstanding).............  $        10.37
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $614,982,865 and 59,347,940 shares of
    beneficial interest issued and outstanding).............  $        10.36
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $132,605,259
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $3,189,486, $3,810,404 and $3,231,236,
  respectively).............................................    10,231,126
Investment Advisory Fee.....................................    10,136,757
Custody.....................................................       139,301
Legal.......................................................       101,368
Trustees' Fees and Related Expenses.........................        34,217
Other.......................................................     1,580,960
                                                              ------------
    Total Expenses..........................................    22,223,729
    Less Credits Earned on Cash Balances....................        10,470
                                                              ------------
    Net Expenses............................................    22,213,259
                                                              ------------
NET INVESTMENT INCOME.......................................  $110,392,000
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(13,051,084)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     5,907,836
  End of the Period.........................................   (45,580,127)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (51,487,963)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(64,539,047)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 45,852,953
                                                              ============

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                           MAY 31, 2004     NOVEMBER 30, 2003
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $  110,392,000     $  169,173,964
Net Realized Loss......................................      (13,051,084)       (28,659,813)
Net Unrealized Appreciation/Depreciation During
  the Period...........................................      (51,487,963)        85,775,017
                                                          --------------     --------------
Change in Net Assets from Operations...................       45,852,953        226,289,168
                                                          --------------     --------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (75,857,296)      (114,294,276)
  Class B Shares.......................................      (19,716,871)       (33,660,856)
  Class C Shares.......................................      (16,748,602)       (21,538,964)
                                                          --------------     --------------
Total Distributions....................................     (112,322,769)      (169,494,096)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (66,469,816)        56,795,072
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      459,951,093      1,884,890,663
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       72,303,532        106,623,022
Cost of Shares Repurchased.............................     (454,877,054)      (592,540,159)
                                                          --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       77,377,571      1,398,973,526
                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS...........................       10,907,755      1,455,768,598
NET ASSETS:
Beginning of the Period................................    3,791,674,403      2,335,905,805
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of ($1,476,916) and $453,853,
  respectively)........................................   $3,802,582,158     $3,791,674,403
                                                          ==============     ==============

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX
                                   MONTHS
                                   ENDED                    YEAR ENDED NOVEMBER 30,
CLASS A SHARES                    MAY 31,     ---------------------------------------------------
                                    2004        2003      2002 (a)      2001       2000     1999
                                  ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $  10.55    $  10.35    $  10.58    $  10.56    $10.96   $11.66
                                  --------    --------    --------    --------    ------   ------
  Net Investment Income.........       .31(c)      .64         .65         .65       .67      .69
  Net Realized and Unrealized
    Gain/Loss...................      (.18)        .20        (.24)        .03      (.40)    (.72)
                                  --------    --------    --------    --------    ------   ------
Total from Investment
  Operations....................       .13         .84         .41         .68       .27     (.03)
Less Distributions from Net
  Investment Income.............       .31         .64         .64         .66       .67      .67
                                  --------    --------    --------    --------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD........................  $  10.37    $  10.55    $  10.35    $  10.58    $10.56   $10.96
                                  ========    ========    ========    ========    ======   ======

Total Return (b)................     1.25%*      8.34%       3.95%       6.62%     2.60%    -.37%
Net Assets at End of the Period
  (In millions).................  $2,450.4    $2,437.8    $1,525.2    $1,283.9    $995.0   $970.0
Ratio of Expenses to Average Net
  Assets........................      .85%        .90%        .89%        .90%      .91%     .90%
Ratio of Net Investment Income
  to Average Net Assets.........     5.84%       6.08%       6.15%       6.07%     6.28%    6.03%
Portfolio Turnover..............       12%*        15%         15%         15%       19%      22%

*  Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX
                                      MONTHS
                                       ENDED                 YEAR ENDED NOVEMBER 30,
CLASS B SHARES                        MAY 31,    -----------------------------------------------
                                       2004       2003     2002 (a)     2001      2000     1999
                                      ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $10.55     $10.35     $10.58     $10.55    $10.95   $11.66
                                      ------     ------     ------     ------    ------   ------
  Net Investment Income.............     .27(c)     .56        .57        .57       .59      .61
  Net Realized and Unrealized
    Gain/Loss.......................    (.18)       .20       (.24)       .04      (.40)    (.73)
                                      ------     ------     ------     ------    ------   ------
Total from Investment Operations....     .09        .76        .33        .61       .19     (.12)
Less Distributions from Net
  Investment Income.................     .27        .56        .56        .58       .59      .59
                                      ------     ------     ------     ------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $10.37     $10.55     $10.35     $10.58    $10.55   $10.95
                                      ======     ======     ======     ======    ======   ======

Total Return (b)....................   0.87%*     7.52%      3.16%      5.89%     1.80%   -1.11%
Net Assets at End of the Period (In
  millions).........................  $737.2     $748.4     $527.2     $443.5    $365.4   $416.2
Ratio of Expenses to Average Net
  Assets............................   1.60%      1.65%      1.64%      1.65%     1.66%    1.66%
Ratio of Net Investment Income to
  Average Net Assets................   5.09%      5.34%      5.40%      5.32%     5.52%    5.27%
Portfolio Turnover..................     12%*       15%        15%        15%       19%      22%

*  Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX
                                      MONTHS
                                       ENDED                 YEAR ENDED NOVEMBER 30,
CLASS C SHARES                        MAY 31,    -----------------------------------------------
                                       2004       2003     2002 (a)     2001      2000     1999
                                      ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $10.54     $10.34     $10.57     $10.54    $10.93   $11.65
                                      ------     ------     ------     ------    ------   ------
  Net Investment Income.............     .27(d)     .56        .57        .57       .59      .59
  Net Realized and Unrealized
    Gain/Loss.......................    (.18)       .20       (.24)       .04      (.39)    (.72)
                                      ------     ------     ------     ------    ------   ------
Total from Investment Operations....     .09        .76        .33        .61       .20     (.13)
Less Distributions from Net
  Investment Income.................     .27        .56        .56        .58       .59      .59
                                      ------     ------     ------     ------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $10.36     $10.54     $10.34     $10.57    $10.54   $10.93
                                      ======     ======     ======     ======    ======   ======

Total Return (b)....................   0.87%*     7.52%(c)   3.26%      5.80%     1.90%   -1.20%
Net Assets at End of the Period (In
  millions).........................  $615.0     $605.5     $283.5     $185.1    $128.6   $125.2
Ratio of Expenses to Average Net
  Assets............................   1.60%      1.65%      1.64%      1.65%     1.66%    1.65%
Ratio of Net Investment Income to
  Average Net Assets................   5.09%      5.34%(c)   5.34%      5.32%     5.52%    5.27%
Portfolio Turnover..................     12%*       15%        15%        15%       19%      22%

*  Non-Annualized

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(d) Based on average shares outstanding.

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2004, the Fund had $33,637,335 of when-issued and delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $72,919,493, which expires between November 30, 2005 and November 30, 2011.

    At May 31, 2004 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $3,803,372,032
                                                              ==============
Gross tax unrealized appreciation...........................  $   84,680,447
Gross tax unrealized depreciation...........................    (126,930,851)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (42,250,404)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2003 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $4,457
  Long-term capital gain....................................     -0-
                                                              ------
                                                              $4,457
                                                              ======

    As of November 30, 2003, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $12,324

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions and losses recognized for tax purposes, but not for book purposes.

F. EXPENSE REDUCTIONS During the six months ended May 31, 2004, the Fund's custody fee was reduced by $10,470 as a result of credits earned on cash balances.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the six months ended May 31, 2004, the Fund recognized expenses of approximately $70,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended May 31, 2004, the Fund recognized expenses of approximately $84,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2004, the Fund recognized expenses of approximately $796,800 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $126,325 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At May 31, 2004, capital aggregated $2,541,098,031, $766,430,900 and
$629,937,726 for Classes A, B, and C, respectively. For the six months ended May 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   31,564,193    $ 334,754,283
  Class B...................................................    3,942,093       41,759,417
  Class C...................................................    7,886,497       83,437,393
                                                              -----------    -------------
Total Sales.................................................   43,392,783    $ 459,951,093
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    4,761,959    $  50,374,077
  Class B...................................................    1,166,341       12,338,014
  Class C...................................................      907,430        9,591,441
                                                              -----------    -------------
Total Dividend Reinvestment.................................    6,835,730    $  72,303,532
                                                              ===========    =============
Repurchases:
  Class A...................................................  (31,171,372)   $(329,779,720)
  Class B...................................................   (4,974,857)     (52,547,030)
  Class C...................................................   (6,892,098)     (72,550,304)
                                                              -----------    -------------
Total Repurchases...........................................  (43,038,327)   $(454,877,054)
                                                              ===========    =============

    At November 30, 2003, capital aggregated $2,485,749,391, $764,880,499 and
$609,459,196 for Classes A, B, and C, respectively. For the year ended November 30, 2003, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................  117,225,723    $1,225,032,986
  Class B..................................................   27,241,623       284,660,420
  Class C..................................................   35,898,265       375,197,257
                                                             -----------    --------------
Total Sales................................................  180,365,611    $1,884,890,663
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    6,992,509    $   73,053,995
  Class B..................................................    1,954,035        20,409,737
  Class C..................................................    1,260,822        13,159,290
                                                             -----------    --------------
Total Dividend Reinvestment................................   10,207,366    $  106,623,022
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (40,497,712)   $ (422,232,725)
  Class B..................................................   (9,203,614)      (95,948,147)
  Class C..................................................   (7,144,161)      (74,359,287)
                                                             -----------    --------------
Total Repurchases..........................................  (56,845,487)   $ (592,540,159)
                                                             ===========    ==============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2004 and the year ended November 30, 2003, 94,989 and 189,334 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. For the six months ended May 31, 2004 and the year ended November 30, 2003, 29,608 and 0 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                   SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                 OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                              -----------------------
YEAR OF REDEMPTION                                            CLASS B         CLASS C
First.......................................................   4.00%           1.00%
Second......................................................   4.00%            None
Third.......................................................   3.00%            None
Fourth......................................................   2.50%            None
Fifth.......................................................   1.50%            None
Sixth and Thereafter........................................    None            None

    For the six months ended May 31, 2004, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $754,800 and CDSC on redeemed shares of approximately $632,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $566,329,873 and $477,600,415, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $20,797,800 and $1,858,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended May 31, 2004 are payments retained by Van Kampen of approximately $4,820,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $250,700.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, certain officers of such affiliates and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the named investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the funds, including the Fund, are also named as nominal defendants. The complaint in the derivative action alleges that defendants gave a proprietary sales force economic incentives to promote the sale of proprietary mutual funds and that they improperly failed to disclose these economic incentives. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley DW Inc. in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the Van Kampen funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and monetary damages. This complaint has been coordinated with the consolidated complaint.

    The defendants have moved to dismiss these actions and intend to otherwise vigorously defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 50, 150, 250
                                                 HYM SAR 7/04 RN04-01086P-Y05/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust


By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2004

By:  /s/ John L. Sullivan
     --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: July 20, 2004